ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
Unaudited		February 28, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 62.5%

CONSUMER DISCRETIONARY 7.1%

Auto Components 0.1%
Aisin Seiki (JPY)	9,600	330
Autoliv, GDR (SEK)	10,150	575
GKN (GBP)	50,043	338
Koito Manufacturing (JPY)	29,000	418
Strattec Security (1)	2,200	101
TRW (1)	5,600	171
		1,933
Automobiles 0.3%
Bayerische Motoren Werke (EUR)	19,033	1,105
Honda (JPY)	22,800	849
Piaggio & C S.p.A. (EUR) (1)	65,800	302
Toyota Motor (JPY)	28,800	1,885
Winnebago (2)	300	10
		4,151
Distributors 0.0%
Keystone Automotive (1)	3,900	129

CE Electric UK Funding, 6.995%, 12/30/07 (3)	310,000	311
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	330,000	320
Centerpoint Energy, 7.25%, 9/1/10	275,000	292
Centex, 5.45%, 8/15/12	400,000	399
Cisco Systems, 5.25%, 2/22/11	455,000	459
CIT Group, 6.00%, 4/1/36	300,000	303
Citigroup, 5.00%, 9/15/14	640,000	630
Citigroup, 5.30%, 1/7/16	425,000	427
Comcast, 4.95%, 6/15/16	260,000	251
Comcast, 5.875%, 2/15/18	440,000	449
ConocoPhillips, 5.90%, 10/15/32	500,000	518
Costco Wholesale, 5.30%, 3/15/12	375,000	379
Countrywide Financial, 6.25%, 5/15/16	353,000	361
Cox Communications, 7.125%, 10/1/12	535,000	581
CRH America, 6.00%, 9/30/16	485,000	501
CS First Boston, 5.50%, 8/16/11	350,000	356
CSX, 6.00%, 10/1/36	265,000	269
D.R. Horton, 6.50%, 4/15/16	400,000	413
DaimlerChrysler, VR, 5.81%, 8/3/09	330,000	331
Devon Financing, 6.875%, 9/30/11	500,000	534
Diageo Capital, 5.125%, 1/30/12	625,000	624
Diamond Offshore Drilling, 4.875%, 7/1/15	260,000	246
Diamond Offshore Drilling, 5.15%, 9/1/14	260,000	253
Dow Chemical, 6.125%, 2/1/11	245,000	251
Du Pont, 5.60%, 12/15/36	600,000	587
Dun & Bradstreet, 5.50%, 3/15/11	260,000	262
El Paso Electric, 6.00%, 5/15/35	400,000	391
EnCana Holdings Finance, 5.80%, 5/1/14	425,000	435
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	315,000	314
Exelon Generation, 5.35%, 1/15/14	515,000	509
Federal Realty Investment Trust, 6.00%, 7/15/12	180,000	185
First Union, 6.40%, 4/1/08	150,000	152
FirstEnergy, 6.45%, 11/15/11	400,000	421
Florida Power & Light, 6.20%, 6/1/36	185,000	202
Ford Motor Credit, 5.80%, 1/12/09	695,000	683
Fortune Brands, 5.125%, 1/15/11	280,000	278
France Telecom, STEP, 7.75%, 3/1/11	310,000	339
Franklin Resources, 3.70%, 4/15/08	110,000	108
Fund American Companies, 5.875%, 5/15/13	385,000	390
GATX, 5.50%, 2/15/12	345,000	347
GE Capital, 5.375%, 10/20/16	725,000	732
GE Capital, 5.875%, 2/15/12	720,000	746
GE Capital, 6.00%, 6/15/12	1,620,000	1,689
Genentech, 4.75%, 7/15/15	335,000	324
Genworth Financial, 5.75%, 6/15/14	390,000	401
Genworth Financial, 6.15%, 11/15/66	219,000	220
Goldman Sachs Capital I, 6.345%, 2/15/34	1,460,000	1,492
Halliburton, 5.50%, 10/15/10	550,000	557
Harrah's Operating, 5.50%, 7/1/10	460,000	453
Hartford Financial Services, 4.75%, 3/1/14	520,000	503
Hartford Financial Services, 5.25%, 10/15/11	260,000	262
HBOS, 6.00%, 11/1/33 (3)	345,000	356
Highmark, 6.80%, 8/15/13 (3)	320,000	335
Home Depot, 5.40%, 3/1/16	1,185,000	1,167
HSBC Finance, 5.00%, 6/30/15	455,000	444
HSBC Finance, 5.50%, 1/19/16	900,000	902
HSBC Holdings, 6.50%, 5/2/36	250,000	277
Huntington National Bank, 4.375%, 1/15/10	400,000	391
International Lease Finance, 5.45%, 3/24/11	475,000	481
International Speedway, 4.20%, 4/15/09	185,000	181
J.C. Penney, 9.00%, 8/1/12	330,000	383
Jefferies Group, 6.25%, 1/15/36	345,000	342
John Deere Capital, 7.00%, 3/15/12	370,000	401
JPMorgan Chase Capital XXll, 6.45%, 2/2/37	400,000	415
Kinder Morgan Finance, 5.70%, 1/5/16	480,000	459
Kroger, 8.05%, 2/1/10	410,000	441
Lafarge, 6.15%, 7/15/11	195,000	202
Legg Mason, 6.75%, 7/2/08	190,000	194
Lehman Brothers, 5.75%, 1/3/17	595,000	609
Lennar, 5.60%, 5/31/15	570,000	561
Mangrove Bay Trust, 6.102%, 7/15/33 (3)	200,000	197
Marsh & McLennan, 5.375%, 7/15/14	495,000	486
MBNA America Bank, 4.625%, 8/3/09	430,000	427
McCormick & Co., 5.20%, 12/15/15	400,000	394
MDC Holdings, 5.50%, 5/15/13	510,000	499
Medtronic, 4.75%, 9/15/15	520,000	492
Merrill Lynch, 6.05%, 5/16/16	400,000	416
Merrill Lynch, 6.22%, 9/15/26	485,000	506
MetLife, 6.125%, 12/1/11	485,000	505
MidAmerican Energy, 6.125%, 4/1/36	375,000	388
Mizuho Capital Markets, 6.686%, 12/31/49 (3)	156,000	159
Monongahela Power, 5.70%, 3/15/17 (3)	440,000	444
Morgan Stanley, 6.25%, 8/9/26	160,000	170
MUFG Capital Finance, 6.346%, 7/29/49	180,000	185
Nationwide Financial Services, 5.90%, 7/1/12	435,000	448
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	220,000	219
Newmont Mining, 5.875%, 4/1/35	235,000	226
News America, 6.15%, 3/1/37 (3)	800,000	805
News America, 6.40%, 12/15/35	450,000	468
NLV Financial, 7.50%, 8/15/33 (3)	245,000	275
Norfolk Southern, 6.00%, 4/30/08	455,000	459
Northern Trust, 4.60%, 2/1/13	215,000	209
Northern Trust, 5.30%, 8/29/11	291,000	295
Northrop Grumman, 7.125%, 2/15/11	430,000	461
NVR, 5.00%, 6/15/10	240,000	236
Oracle, 5.00%, 1/15/11	500,000	500
Owens Corning, 6.50%, 12/1/16 (3)	145,000	149
Pacific Gas & Electric, 4.80%, 3/1/14	295,000	288
Panhandle Eastern Pipeline, 4.80%, 8/15/08	155,000	154
Petro-Canada, 5.95%, 5/15/35	365,000	359
PNC Funding, 5.625%, 2/1/17	400,000	407
Praxair, 2.75%, 6/15/08	345,000	335
Principal Financial Group, 6.05%, 10/15/36	335,000	349
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	375,000	373
Procter & Gamble, 4.95%, 8/15/14	800,000	792
Progress Energy, 5.625%, 1/15/16	465,000	475
Public Service Electric & Gas, 5.70%, 12/1/36	595,000	598
Public Service of New Mexico, 4.40%, 9/15/08	325,000	321
Pulte Homes, 5.20%, 2/15/15	500,000	483
Reckson Operating Partnership, 6.00%, 3/31/16	305,000	302
Residential Capital, 6.125%, 11/21/08	260,000	261
Rogers Cable, 5.50%, 3/15/14	330,000	324
Sabmiller, 6.20%, 7/1/11 (3)	530,000	549
Sealed Air, 5.375%, 4/15/08 (3)	315,000	314
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	165,000	187
Simon Property Group, 5.75%, 12/1/15	585,000	601
SLM Corporation, VR, 3.10%, 4/1/09 (Tender 3/1/07)	310,000	298
SLM Corporation, VR, 5.56%, 1/26/09	435,000	437
Southern, 5.30%, 1/15/12	195,000	197
Southern California Edison, 4.65%, 4/1/15	320,000	309
Southern California Gas, 5.75%, 11/15/35	465,000	473
Sovereign Capital Trust VI, 7.908%, 6/13/36	400,000	460
Sprint Capital, 6.875%, 11/15/28	95,000	98
Sun Life Financial Global Funding, VR, 5.614%, 10/6/13 (3)	500,000	503
Sunoco, 5.75%, 1/15/17	396,000	393
Target, 4.00%, 6/15/13	525,000	493
Telecom Italia Capital, 5.25%, 11/15/13	1,305,000	1,272
Telefonica Emisiones, 6.421%, 6/20/16	480,000	504
Telefonos de Mexico, 5.50%, 1/27/15	280,000	277
Telus, 8.00%, 6/1/11	525,000	577
Teva Pharmaceutical Finance, 5.55%, 2/1/16	200,000	199
Time Warner, 5.50%, 11/15/11	365,000	369
Time Warner Entertainment, 7.25%, 9/1/08	400,000	411
Time Warner Entertainment, 8.375%, 3/15/23	430,000	525
Torchmark, 6.375%, 6/15/16	325,000	343
Transatlantic Holdings, 5.75%, 12/14/15	250,000	253
Tyco International, 6.375%, 10/15/11	475,000	503
U.S. Bancorp, 4.50%, 7/29/10	525,000	518
Union Electric Company, 5.40%, 2/1/16	585,000	584
United Technologies, 5.40%, 5/1/35	230,000	227
Vale Overseas, 6.875%, 11/21/36	460,000	486
Valero Energy, 3.50%, 4/1/09	545,000	528
Verizon Communications, 5.555%, 2/15/16	650,000	655
Verizon Global Funding, 7.75%, 12/1/30	320,000	383
Viacom, 6.25%, 4/30/16	595,000	609
Virginia Electric & Power, 6.00%, 1/15/36	420,000	436
Vodafone Group, 5.625%, 2/27/17	405,000	405
Wachovia, 5.50%, 8/1/35	240,000	233
Wachovia Bank, 4.875%, 2/1/15	660,000	642
Wal-Mart Stores, 5.25%, 9/1/35	405,000	381
Webster Financial, 5.125%, 4/15/14	395,000	385
WellPoint, 5.00%, 1/15/11	275,000	274
Wells Fargo, 4.875%, 1/12/11	450,000	448
Wells Fargo Bank, 4.75%, 2/9/15	540,000	522
Westar Energy, 5.10%, 7/15/20	205,000	196
WM Wrigley, 4.65%, 7/15/15	160,000	154
WPD Holdings, 6.875%, 12/15/07 (3)	215,000	216
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	185,000	186
XTO Energy, 5.65%, 4/1/16	250,000	252
Total Corporate Bonds (Cost $83,219)		84,186

ASSET-BACKED SECURITIES 1.2%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	650,000	659
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	1,900,000	1,902
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	160,192	160
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	615,000	616
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	2,000,000	2,005
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	295,000	296
Capital One Multi-Asset Execution Trust
Series 2007-C2, Class C2, VR
5.62%, 11/17/14	2,000,000	2,003
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	66,464	66
Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	700,000	745

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	520,000	522

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	675,000	668

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	725,000	728

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	1,192,381	1,210

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	474,438	476

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	650,000	635

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	925,000	969

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	675,000	728

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	775,000	793

Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	1,075,000	1,090

Total Asset-Backed Securities (Cost $16,199)		16,271
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.9%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	700,000	683

Banc of America Commercial Mortgage
Series 2006-6, Class A4, CMO
5.356%, 12/10/16	615,000	619

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, ARM
4.259%, 1/25/34	751,390	740

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.112%, 2/25/34	417,103	409

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	337,479	332

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.749%, 9/25/34	245,862	243

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.91%, 10/25/34	264,120	261

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, ARM
4.463%, 2/25/35	1,969,844	1,933

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	990,619	985

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.269%, 11/25/35	501,350	498

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	1,700,000	1,665

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	1,299,915	1,299
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	700,000	671

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	850,000	833

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CM0
4.274%, 2/13/42	504,534	497

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	1,975,000	2,046

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	1,925,000	1,965

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	306,180	300

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, CMO, ARM
4.70%, 8/27/35	1,415,806	1,400

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, CMO, ARM
5.591%, 3/25/36	532,563	533

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.225%, 7/15/44	825,000	824

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	2,175,000	2,233

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	444,153	438

Credit Suisse First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	600,000	582

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	1,325,000	1,343
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	200,000	208

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	815,000	854

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	804,278	804

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	1,125,000	1,187

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	114,697	114

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	275,000	267

Greenwich Capital Commerical Funding
Series 2007-GG9, Class A4, CMO
5.444%, 1/10/17	1,000,000	1,011

Greenwich Captial Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	1,850,000	1,812

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, CMO, ARM
4.56%, 9/25/35	1,103,670	1,090

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	1,457,738	1,478

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	878,725	908

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	1,350,000	1,324

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.179%, 12/15/44	1,175,000	1,166
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	1,900,000	1,926

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	1,264,732	1,237

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	2,150,000	2,073

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	950,000	939

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	1,350,000	1,312

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	1,475,000	1,463

Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, CMO, VR
5.172%, 12/12/49	1,550,000	1,534

Morgan Stanley Capital I
Series 2007, T25, Class A3, CMO
5.514%, 11/12/49	1,200,000	1,235

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	2,175,000	2,224

Washington Mutual Securities Corporation PTC
Series 2004-AR1, Class A, CMO, ARM
4.229%, 3/25/34	250,808	248

Washington Mutual Securities Corporation PTC
Series 2005-AR3, Class A2, CMO, ARM
4.639%, 3/25/35	433,579	430

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.689%, 10/25/36	1,475,874	1,483

Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.807%, 1/25/34	751,747	738
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.544%, 3/25/35	426,978	421
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.039%, 9/25/36	1,799,802	1,826
Total Non-U.S. Government Mortgage-Backed Securities (Cost $54,821)		54,644

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.4%
U.S. Government Agency Obligations (4) 9.8%
Federal Home Loan Mortgage
4.50%, 5/1/19 - 6/1/34	971,821	927
5.00%, 12/1/08 - 11/1/35	5,857,266	5,702
5.50%, 3/1/18 - 12/1/33	3,067,515	3,079
6.00%, 8/1/21 - 3/1/33	3,751,889	3,802
6.50%, 10/1/08 - 7/1/35	2,901,156	2,966
7.00%, 10/1/25 - 6/1/32	142,833	147
Federal Home Loan Mortgage, ARM
4.532%, 9/1/32	85,382	86
4.547%, 9/1/35	671,570	656
4.715%, 8/1/35	599,119	588
4.79%, 7/1/35	187,843	188
5.055%, 11/1/35	425,502	422
5.079%, 3/1/36	738,863	734
5.145%, 1/1/36	2,136,331	2,150
5.428%, 1/1/36	213,085	213
5.436%, 2/1/37	1,219,880	1,221
5.997%, 12/1/36	1,664,036	1,680
6.018%, 11/1/36	1,163,142	1,175
6.067%, 10/1/36	1,334,407	1,347
6.133%, 10/1/36	1,424,631	1,445
6.22%, 8/1/36	1,558,183	1,586
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	3,028,777	3,043
6.50%, 8/15/30	1,529,246	1,569
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	1,142,185	88
Federal National Mortgage Assn.
4.50%, 5/1/18 - 7/1/35	14,628,600	14,110
5.00%, 10/1/18 - 1/1/37	21,040,281	20,506
5.50%, 1/1/17 - 5/1/36	28,783,182	28,659
6.00%, 8/1/21 - 11/1/34	14,079,991	14,235
6.50%, 12/1/08 - 12/1/36	8,681,674	8,869
7.00%, 2/1/30 - 4/1/32	94,719	98
8.00%, 5/1/07 - 6/1/10	2,541	3
8.50%, 11/1/21	490	1
Federal National Mortgage Assn., ARM
1.00%, 1/1/37	499,954	498
4.662%, 9/1/35	721,043	707
4.79%, 11/1/35	606,183	605
4.822%, 6/1/35	381,620	381
5.06%, 7/1/35	1,280,139	1,268
5.07%, 8/1/36	1,347,804	1,342
5.114%, 10/1/35	473,087	472
5.323%, 12/1/35	373,209	375
5.368%, 12/1/35	432,086	434
5.522%, 12/1/35	650,167	655
5.552%, 7/1/36	1,611,074	1,625
5.678%, 1/1/36	1,694,708	1,707
5.698%, 12/1/35	198,468	199
5.979%, 9/1/36	514,922	521
6.00%, 8/1/36	1,107,680	1,128
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	417,037	411
5.00%, 3/25/15	1,134,739	1,129
5.50%, 5/25/27	966,048	967
7.25%, 5/25/20	191,019	196
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	103,575	7
6.50%, 2/1/32	106,348	24
Federal National Mortgage Assn., TBA
5.00%, 1/1/20	1,675,000	1,652
5.50%, 1/1/34	1,255,000	1,244
		138,842
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
4.50%, 2/20/35 - 11/20/35	835,739	792
5.00%, 7/15/33 - 9/15/33	4,149,430	4,067
5.50%, 10/20/32 - 12/1/99	1,546,666	1,541
6.00%, 5/15/17 - 1/20/35	726,862	737
6.50%, 1/15/26 - 2/15/29	106,879	110
7.00%, 3/15/13 - 9/20/27	179,367	183
7.50%, 2/15/16 - 1/15/30	104,613	108
8.00%, 9/15/22 - 10/20/25	34,884	37
Total U.S. Government Obligations		7,575

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $146,869)		146,417
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 7.9%
U.S. Government Agency Obligations (4) 1.5%
Federal Home Loan Bank, 5.125%, 8/14/13 (2)	1,935,000	1,966
Federal Home Loan Bank, 5.60%, 6/28/11	1,975,000	2,029
Federal Home Loan Mortgage, 4.125%, 10/18/10 (2)	1,470,000	1,438
Federal Home Loan Mortgage, 4.875%, 3/15/07 (2)	4,950,000	4,949
Federal Home Loan Mortgage, 5.00%, 7/15/14 (2)	3,000,000	3,019
Federal Home Loan Mortgage, 5.125%, 2/27/09	810,000	813
Federal Home Loan Mortgage, 5.125%, 7/15/12 (2)	215,000	218
Federal National Mortgage Assn., 3.25%, 8/15/08 (2)	330,000	322
Federal National Mortgage Assn., 3.375%, 12/15/08 (2)	3,065,000	2,986
Federal National Mortgage Assn., 4.375%, 9/15/12 (2)	860,000	842
Federal National Mortgage Assn., 4.875%, 12/15/16 (2)	770,000	766
Federal National Mortgage Assn., 7.125%, 6/15/10 (2)	340,000	364
Federal National Mortgage Assn., 7.125%, 1/15/30 (2)	1,270,000	1,612
Resolution Funding, 8.125%, 10/15/19	210,000	270
		21,594
U.S. Treasury Obligations 6.4%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,525,000	2,447
U.S. Treasury Bonds, 4.75%, 2/15/37 (2)	1,125,000	1,139
U.S. Treasury Bonds, 5.50%, 8/15/28 (2)	510,000	559
U.S. Treasury Bonds, 6.00%, 2/15/26 (2)	1,165,000	1,340
U.S. Treasury Bonds, 6.125%, 8/15/29 (2)	165,000	196
U.S. Treasury Bonds, 6.25%, 5/15/30 (2)	965,000	1,167
U.S. Treasury Bonds, 6.50%, 11/15/26 (2)	1,320,000	1,608
U.S. Treasury Bonds, 8.50%, 2/15/20 (2)	535,000	729
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (2)	3,388,196	3,347
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (2)	3,442,244	3,537
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (2)	3,856,007	4,092
U.S. Treasury Notes, 3.375%, 11/15/08 (2)	2,620,000	2,564
U.S. Treasury Notes, 3.625%, 6/30/07 (2)	2,725,000	2,712
U.S. Treasury Notes, 3.875%, 9/15/10 (2)	2,430,000	2,379
U.S. Treasury Notes, 4.00%, 6/15/09 (2)	5,015,000	4,950
U.S. Treasury Notes, 4.00%, 11/15/12	12,850,000	12,531
U.S. Treasury Notes, 4.25%, 11/15/13 (2)	23,575,000	23,192
U.S. Treasury Notes, 4.25%, 11/15/14 (2)	620,000	608
U.S. Treasury Notes, 4.375%, 11/15/08 (2)	2,440,000	2,427
U.S. Treasury Notes, 4.875%, 8/31/08	4,390,000	4,396
U.S. Treasury Notes, 4.875%, 2/15/12 (2)	2,000,000	2,034
U.S. Treasury Notes, 5.00%, 8/15/11 (2) (5)	11,220,000	11,450
		89,404

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $110,164)		110,998

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.3%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	2,145,000	1,696
Bundesobligation, 3.25%, 4/9/10 (EUR)	4,085,000	5,306
Bundesrepublik, 5.00%, 1/4/12 (EUR)	855,000	1,185
European Investment Bank, 5.75%, 9/15/09 (AUD)	1,875,000	1,463
Government of Canada, 5.25%, 6/1/12 (CAD)	4,975,000	4,508
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	410,000	318
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (3)	220,000	220
Pemex Project Funding Master Trust, 5.75%, 12/15/15	510,000	508
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (3)	400,000	411
Republic of Italy, 5.25%, 9/20/16	880,000	898
Republic of Italy, 5.875%, 8/14/08 (AUD)	325,000	254
Republic of South Africa, 6.50%, 6/2/14	780,000	827
Swedish Export Credit, 5.125%, 3/1/17	800,000	808
United Mexican States, 6.375%, 1/16/13	390,000	410
Total Foreign Government Obligations & Municipalities (Cost $17,567)		18,812
MUNICIPAL SECURITIES 0.1%
CALIFORNIA 0.0%
California, GO, 5.25%, 4/1/34	205,000	220
Total California		220
KANSAS 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	240,000	246
Total Kansas		246
NEW YORK 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	320,000	340
Total New York		340
OREGON 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	130,000	139
Total Oregon		139
Total Municipal Securities (Cost $892)		945
BOND MUTUAL FUNDS 3.2%
T. Rowe Price Institutional High Yield Fund, 7.09% (7)(8)	4,423,341	45,870
Total Bond Mutual Funds (Cost $45,856)		45,870
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Reserve Investment Fund, 5.37% (8)(9)	52,009,538	52,010
Total Short-Term Investments (Cost $52,010)		52,010
SECURITIES LENDING COLLATERAL 11.4%
Money Market Pooled Account 11.4%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.331% (9)	161,617,002	161,617
Total Securities Lending Collateral (Cost $161,617)		161,617
Total Investments in Securities
111.6% of Net Assets (Cost $1,288,056)		$1,574,915

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at February 28, 2007 - see Note 2
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$12,825 and represents 0.9% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC Yield
(8)	Affiliated company - see Note 4
(9)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $2,896 (0.2% of net assets)
at period end; see Note 2.
TWD	Taiwan Dollar
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%

CREDIT DEFAULT SWAPS 0.0%

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10), Receive 1.70%
Receive upon credit default, 3/20/12	183,000	-

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10), Receive 1.41%
Receive upon credit default, 3/20/12	305,000	(3)

Total Swaps (Premium Paid $-)		(3)

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 53 U.S. Treasury Notes five year
contracts, $7 par of 5.00% U.S.
Treasury Notes pledged as initial margin	6/07	$5,755	$31

Net payments (receipts) of variation
margin to date			(44)
Variation margin receivable (payable)
on open futures contracts			$(13)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2007, the value of loaned securities was $154,890,000; aggregate collateral consisted of $161,617,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $1,288,056,000. Net unrealized gain aggregated $286,891,000 at period-end, of which $296,077,000 related to appreciated investments and $9,186,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from T. Rowe Price Group, Inc., totaled $2,085,000, and the value of shares of T. Rowe Price Group, Inc., held at February 28, 2007, and May 31, 2006, was $52,010,000 and $61,978,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2007, purchases and sales of the High Yield Fund were $4,740,000 and $2,366,000, respectively. Investment income during the period was $2,768,000. At February 28, 2007, and June 1, 2006, the value of shares of High Yield Fund held were $45,870,000 and $42,124,000, respectively.

For the period ended February 28, 2007, total realized gain/loss on all affiliated companies was $66,000.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
Unaudited		February 28, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 81.9%

CONSUMER DISCRETIONARY 9.5%

Auto Components 0.2%
Aisin Seiki (JPY)	10,200	351
Autoliv, GDR (SEK)	11,750	665
GKN (GBP)	56,060	378
Koito Manufacturing (JPY) (1)	33,000	476
Strattec Security (2)	1,400	65
TRW (2)	5,200	158
		2,093
Automobiles 0.4%
Bayerische Motoren Werke (EUR)	22,181	1,288
Honda (JPY)	24,100	897
Piaggio & C S.p.A. (EUR) (1)(2)	89,900	412
Toyota Motor (JPY)	31,500	2,062
Winnebago (1)	700	23
		4,682
Distributors 0.0%
Keystone Automotive (2)	3,700	122
Pacific Brands (AUD) (1)	126,091	292
		414
Diversified Consumer Services 0.4%
Corinthian Colleges (1)(2)	17,600	246
H&R Block	150,000	3,267
Matthews International, Class A	10,200	408
		3,921
Hotels, Restaurants & Leisure 1.4%
Accor (EUR) (1)	9,691	856
Applebee's	8,162	209
BJ's Restaurants (1)(2)	5,000	102
CEC Entertainment (2)	2,800	119
International Game Technology	95,100	3,923
Las Vegas Sands (2)	4,200	362
Marriott, Class A	67,600	3,239
McDonald's	14,100	616
MGM Mirage (1)(2)	19,100	1,357
Mitchells & Butlers (GBP)	32,921	457
Panera Bread, Class A (1)(2)	4,200	257
PF Chang's China Bistro (1)(2)	3,100	135
Red Robin Gourmet Burgers (1)(2)	6,300	249
Ruby Tuesday (1)	3,400	100
Sonic (2)	15,093	327
Texas Roadhouse, Class A (1)(2)	1,600	23
The Cheesecake Factory (1)(2)	9,650	263
Wynn Resorts (1)	34,000	3,333
		15,927
Household Durables 1.2%
Alpine Electronics (JPY)	11,100	210
Fortune Brands	9,300	748
Garmin	3,900	214
Harman International	42,200	4,184
Haseko (JPY) (2)	71,500	274
Jarden (2)	5,900	216
Meritage (1)(2)	5,700	221
Newell Rubbermaid	185,400	5,677
Persimmon (GBP)	14,717	402
Sony (JPY) (1)	21,100	1,094
Standard Pacific (1)	6,600	168
		13,408
Internet & Catalog Retail 0.4%
Amazon.com (1)(2)	105,000	4,110
priceline.com (2)	3,600	188
		4,298
Leisure Equipment & Products 0.1%
Brunswick (1)	6,200	202
MarineMax (1)(2)	5,100	116
Nikon (JPY) (1)	27,000	618
Polaris Industries (1)	600	29
Pool (1)	5,975	210
		1,175
Media 2.0%
Aegis Group (GBP)	227,448	634
Belo Corporation, Class A (1)	9,400	175
Comcast, Class A (2)	209,935	5,399
Disney	101,800	3,488
Emmis Communications (1)	5,200	43
Entercom Communications (1)	3,800	109
Grupo Televisa, ADR	70,700	1,929
Informa (GBP)	37,887	420
New York Times, Class A (1)	115,200	2,849
Publicis (EUR)	18,807	841
Sanomawsoy Oyj (EUR)	19,870	566
Scholastic (1)(2)	9,300	323
Television Broadcasts (HKD)	27,000	176
Time Warner	94,900	1,931
Viacom, Class B (2)	56,344	2,200
Vivendi (EUR) (1)	25,493	1,005
WPP Group, ADR (1)	1,200	87
WPP Group (GBP)	15,354	222
Young Broadcasting (2)	3,500	13
		22,410
Multiline Retail 1.6%
Big Lots (1)(2)	6,100	153
Harvey Norman Holdings (AUD)	136,500	472
Kohl's (2)	101,400	6,996
Lotte Shopping, GDR (2)(3)	16,800	300
Nordstrom	91,000	4,831
Target	78,600	4,836
		17,588
Specialty Retail 1.6%
AC Moore Arts & Crafts (1)(2)	2,800	55
AnnTaylor Stores (2)	12,150	431
Aoyama Trading (JPY)	4,700	149
Bed Bath & Beyond (2)	48,700	1,943
Best Buy	19,100	888
Borders Group (1)	14,100	302
Christopher & Banks (1)	7,375	137
Cost Plus (1)(2)	5,900	63
DSG International (GBP)	124,630	417
Esprit Holdings (HKD)	30,000	314
Hibbett Sports (2)	6,800	212
Home Depot	179,450	7,106
Hot Topic (2)	13,000	139
J Crew Group (2)	1,300	47
Monro Muffler Brake	6,000	218
RadioShack (1)	192,800	4,814
The Finish Line, Class A	3,800	48
Tween Brands (2)	5,700	204
Zale (1)(2)	8,400	216
Zumiez (1)(2)	5,800	197
		17,900
Textiles, Apparel & Luxury Goods 0.2%
Adidas (EUR) (1)	11,997	589
Coach (2)	14,200	670
Nike, Class B	6,900	721
Under Armour (1)(2)	1,900	87
Warnaco Group (2)	6,000	157
		2,224

Total Consumer Discretionary		106,040
CONSUMER STAPLES 5.3%

Beverages 1.1%
Cia Cervecerias Unidas, ADR	11,300	334
Coca-Cola	141,000	6,582
Kirin Brewery (JPY)	28,000	433
Lion Nathan (NZD)	38,427	253
PepsiCo	55,400	3,498
Pernod-Ricard (EUR) (1)	7,937	1,633
		12,733
Food & Staples Retailing 1.8%
Alliance Boots (GBP)	52,504	811
Casey's General Stores	13,000	325
CVS	305,400	9,593
Kesko (EUR) (1)	27,765	1,458
Pantry (1)(2)	5,800	273
Seven & I (JPY)	22,311	715
Sysco	46,900	1,546
Tesco (GBP)	144,012	1,218
Wal-Mart	71,900	3,473
Wild Oats Markets (1)(2)	7,200	132
		19,544
Food Products 0.7%
Associated British Foods (GBP)	51,706	834
General Mills	92,520	5,214
Goodman Fielder (AUD) (1)	135,400	243
Nestle (CHF)	4,033	1,501
Seneca Foods, Class A (2)	2,200	58
Seneca Foods, Class B (2)	700	20
Unilever (GBP)	12,710	340
		8,210
Household Products 1.0%
Colgate-Palmolive	73,600	4,958
Procter & Gamble	103,625	6,579
		11,537
Personal Products 0.1%
Bare Escentuals (1)(2)	1,200	42
L'Oreal (EUR)	7,115	744
		786
Tobacco 0.6%
Altria Group	79,350	6,688
		6,688

Total Consumer Staples		59,498

ENERGY 5.7%

Energy Equipment & Services 2.2%
Baker Hughes (1)	113,600	7,396
FMC Technologies (2)	4,300	283
Hanover Compressor (1)(2)	12,500	274
Hydril (2)	2,900	276
Input/Output (1)(2)	8,600	117
Key Energy Services (2)	2,600	43
Saipem (EUR)	33,979	914
Schlumberger	132,500	8,321
Seacor Holdings (1)(2)	6,600	639
Smith International (1)	130,000	5,330
Technip (EUR)	7,070	473
TGS Nopec Geophysical (NOK) (2)	27,000	555
Union Drilling (1)(2)	3,200	39
W-H Energy Services (2)	3,800	160
		24,820
Oil, Gas & Consumable Fuels 3.5%
Bill Barrett (1)(2)	9,600	282
BP, ADR	76,794	4,734
BP (GBP)	56,689	581
Chevron	82,780	5,680
China Petroleum And Chemical (HKD)	712,000	569
Eni S.p.A. (EUR)	56,950	1,743
EOG Resources	18,500	1,253
ExxonMobil	130,942	9,386
Forest Oil (1)(2)	11,300	360
Foundation Coal Holdings (1)	7,400	244
Geomet (1)(2)	7,800	64
Marathon Oil	40,800	3,702
Mariner Energy (1)(2)	11,992	222
Murphy Oil	38,200	1,980
Nippon Mining (JPY)	35,000	292
Petroleo Brasileiro, ADR (1 ADR represents 1 preference share)	9,100	742
Royal Dutch Shell, ADR, Class B	12,385	806
Royal Dutch Shell, B Shares (GBP)	41,579	1,346
Total, ADR	39,300	2,646
Total (EUR)	25,853	1,737
		38,369

Total Energy		63,189
FINANCIALS 17.1%

Capital Markets 5.7%
Affiliated Managers Group (1)(2)	4,100	465
Ameriprise Financial	93,540	5,468
Charles Schwab	213,050	3,937
Close Brothers Group (GBP)	18,946	383
E*TRADE Financial (2)	159,900	3,692
Fortress Investment Group, Class A (1)	3,400	103
Franklin Resources	54,400	6,386
Goldman Sachs	28,400	5,726
Investors Financial Services	4,700	275
Legg Mason	42,550	4,372
Macquarie Bank (AUD)	13,456	838
Marketaxess Holdings (1)(2)	6,700	94
Mellon Financial	144,600	6,280
Merrill Lynch	40,100	3,356
Morgan Stanley	57,600	4,315
Northern Trust	54,500	3,286
optionsXpress Holdings (1)	4,500	105
Penson Worldwide (2)	6,600	179
Piper Jaffray Cos (2)	5,600	365
State Street	114,200	7,481
UBS (CHF)	112,740	6,654
		63,760
Commercial Banks 3.3%
Allied Irish Banks (EUR)	20,847	612
Australia & New Zealand Banking (AUD) (1)	44,257	1,025
Banco Popolare Di Verona (EUR) (1)	35,897	1,085
Banco Santander Central Hispano (EUR)	83,116	1,540
Bank of Ireland (EUR)	33,601	767
Barclays (GBP)	139,977	2,025
BNP Paribas (EUR)	14,234	1,481
Boston Private Financial (1)	5,200	150
Cascade Bancorp (1)	7,375	192
Chittenden	14,525	444
Citizens Banking (1)	12,200	277
Danske Bank (DKK)	26,700	1,233
DBS Group (SGD)	63,304	892
Fifth Third Bancorp	80,000	3,222
Frontier Financial (1)	5,250	137
Glacier Bancorp (1)	12,963	317
Grupo Financiero Banorte (MXN)	153,832	597
HBOS (GBP)	44,668	943
Intesa Sanpaolo (EUR)	153,121	1,112
KBC (EUR) (1)	5,786	702
Mitsubishi UFJ Financial (JPY)	74	908
NORDEA (SEK) (1)	82,507	1,250
Pinnacle Financial Partners (1)(2)	4,400	136
Placer Sierra Bancshares	6,000	163
Preferred Bank Los Angeles California	2,250	93
Prosperity Bancshares (1)	8,500	296
Provident Bankshares	7,300	251
Resona Holdings (JPY) (1)	220	623
Royal Bank of Scotland (GBP)	81,137	3,188
Sandy Spring Bancorp	4,900	162
Seacoast Banking, Class A (1)	4,600	109
Signature Bank (1)(2)	4,300	132
Societe Generale (EUR) (2)	7,590	1,275
Standard Chartered (GBP)	22,524	629
Sumitomo Trust and Banking Company (JPY)	196,000	2,216
Svenska Handelsbanken, Class A (SEK)	33,969	973
Swedbank (SEK) (1)	14,900	509
Texas Capital Bancshares (1)(2)	6,000	121
The Bank of Yokohama (JPY)	102,000	841
United Community Banks (1)	1,600	52
Valley National Bancorp (1)	12,246	308
Wells Fargo	92,800	3,220
WestAmerica (1)	8,400	412
Wintrust Financial (1)	1,500	69
		36,689
Consumer Finance 1.1%
American Express	162,300	9,230
Public Financial Holdings (HKD)	574,000	441
SLM Corporation	54,300	2,314
		11,985
Diversified Financial Services 1.9%
Babcock & Brown (AUD) (1)	38,735	790
Bank of America	64,000	3,256
Chicago Mercantile Exchange Holdings	5,500	2,965
Citigroup	100,803	5,080
Deutsche Boerse (EUR)	7,515	1,505
Fortis (EUR)	17,627	755
IntercontinentalExchange (2)	11,200	1,690
JPMorgan Chase	106,924	5,282
Ricoh Leasing (JPY)	7,700	194
		21,517
Insurance 4.0%
Aegon (EUR)	35,571	700
American International Group	192,562	12,921
Assured Guaranty	14,100	399
Aviva (GBP)	68,535	1,097
AXA (EUR) (1)	41,440	1,755
Bristol West Holdings	10,000	163
Employers Holdings (1)(2)	2,800	57
First Mercury Financial (2)	900	20
Genworth Financial, Class A	90,000	3,183
Hartford Financial Services	19,100	1,806
Infinity Property & Casualty	7,600	351
Insurance Australia (AUD) (1)	125,771	599
Markel (2)	800	383
Marsh & McLennan	308,800	9,085
Milano Assicurazioni (EUR)	60,233	503
National Financial Partners (1)	2,700	125
Ohio Casualty	17,900	534
Prudential Financial	46,200	4,201
QBE Insurance (AUD)	34,664	875
Selective Insurance	6,200	152
Swiss Life Holding (CHF)	3,665	930
T&D Holdings (JPY)	10,600	766
Travelers Companies	81,900	4,157
Unipol (EUR)	50,300	194
		44,956
Real Estate Investment Trusts (REITs) 0.6%
DiamondRock Hospitality, REIT	6,900	125
EastGroup Properties, REIT	6,800	367
Equity Lifestyle Properties, REIT	2,600	146
Essex Property Trust, REIT	800	111
Galileo Shopping America Trust, REIT (AUD)	510,699	524
LaSalle Hotel Properties, REIT	3,700	164
Mirvac Group (AUD)	82,567	369
Parkway Properties, REIT	3,200	172
PS Business Parks, REIT	3,300	238
Simon Property Group, REIT	41,440	4,672
Washington SBI, REIT (1)	5,800	232
		7,120
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD) (1)	600,000	604
Deutsche Euroshop (EUR)	6,847	513
Goldcrest Company (JPY) (1)	6,250	363
Wheelock (HKD)	97,000	205
		1,685
Thrifts & Mortgage Finance 0.4%
Bradford Bingley (GBP)	59,275	507
Countrywide Financial	59,000	2,258
First Niagara Financial	22,100	314
Hypo Real Estate Holding (EUR) (1)	8,790	557
NewAlliance Bancshares (1)	21,200	335
		3,971

Total Financials		191,683

HEALTH CARE 12.5%

Biotechnology 2.2%
Actelion (CHF) (2)	2,333	509
Alexion Pharmaceutical (1)(2)	2,700	100
Alkermes (1)(2)	6,300	103
Altus Pharmaceuticals (1)(2)	1,200	20
Amgen (2)	83,900	5,391
Amylin Pharmaceuticals (1)(2)	3,200	125
Celgene (1)(2)	57,700	3,075
Cephalon (1)(2)	2,305	164
CSL Limited (AUD) (1)	15,086	926
Cubist Pharmaceuticals (1)(2)	7,300	146
CV Therapeutics (1)(2)	900	11
Cytokinetics (1)(2)	2,300	18
deCode genetics (1)(2)	5,000	20
Genentech (2)	69,900	5,897
Gilead Sciences (2)	87,400	6,254
Incyte (1)(2)	9,400	60
InterMune (1)(2)	9,900	300
Martek Biosciences (1)(2)	5,200	118
Memory Pharmaceuticals (1)(2)	2,800	8
Myriad Genetics (1)(2)	6,800	228
Neurocrine Biosciences (1)(2)	3,400	43
ONYX Pharmaceuticals (1)(2)	2,800	74
Rigel Pharmaceuticals (1)(2)	4,400	46
Senomyx (1)(2)	4,500	57
Tercica (1)(2)	3,600	19
Theravance (1)(2)	2,000	65
Trimeris (1)(2)	3,800	43
Vertex Pharmaceuticals (1)(2)	7,116	218
		24,038
Health Care Equipment & Supplies 2.6%
Alcon	5,100	635
Analogic (1)	3,300	185
Baxter International	119,900	5,996
Boston Scientific (2)	425,000	6,932
DJO (2)	5,300	208
Edwards Lifesciences (2)	4,500	227
Elekta, B Shares (SEK) (1)	28,859	616
Greatbatch (1)(2)	5,100	132
Home Diagnostics (2)	1,600	19
Integra LifeSciences (1)(2)	9,300	391
Medtronic	110,000	5,540
Northstar Neuroscience (2)	2,300	28
NuVasive (1)(2)	4,800	113
NxStage Medical (1)(2)	5,300	65
ResMed (2)	11,800	564
St. Jude Medical (2)	78,700	3,120
Stereotaxis (1)(2)	5,700	66
Steris	7,300	189
Stryker	58,400	3,622
Terumo (JPY)	9,300	355
Thoratec (1)(2)	9,800	193
Wright Medical Group (2)	8,500	190
		29,386
Health Care Providers & Services 3.6%
Aetna	76,400	3,382
AMERIGROUP (1)(2)	4,200	139
AmerisourceBergen (1)	85,200	4,487
Animal Health International (2)	1,000	13
Cardinal Health	13,100	918
Caremark Rx	79,900	4,921
Celesio (EUR)	10,546	597
Centene (2)	9,000	217
Express Scripts (1)(2)	36,500	2,752
HealthExtras (2)	7,800	207
Henry Schein (2)	9,200	480
Humana (1)(2)	27,000	1,616
Laboratory Corporation of America (2)	5,400	431
LifePoint Hospitals (2)	9,500	348
Medco (2)	56,200	3,800
Odyssey Healthcare (1)(2)	1,900	26
Sunrise Senior Living (1)(2)	20,300	795
Symbion (1)(2)	7,000	146
United Surgical Partners International (2)	12,050	368
UnitedHealth Group	183,600	9,584
Visicu (1)(2)	300	2
VistaCare, Class A (1)(2)	3,600	34
WellPoint (2)	65,600	5,208
		40,471
Life Sciences Tools & Services 0.1%
Exelixis (1)(2)	9,000	91
Nektar Therapeutics (1)(2)	1,300	15
Thermo Fisher Scientific (2)	24,300	1,100
		1,206
Pharmaceuticals 4.0%
Alexza Pharmaceuticals (2)	1,700	17
Allergan	12,800	1,430
Atherogenics (1)(2)	6,900	75
Cadence Pharmaceuticals (1)(2)	1,500	21
Eisai (JPY)	12,200	622
Eli Lilly	14,100	742
GlaxoSmithKline (GBP)	46,771	1,312
GlaxoSmithKline, ADR (1)	19,200	1,079
Inspire Pharmaceuticals (1)(2)	8,900	61
Johnson & Johnson	25,300	1,595
Kobayashi Pharmaceutical (JPY)	7,500	285
Medicines Company (2)	4,400	119
Medicis Pharmaceutical, Class A (1)	8,900	324
Merck	240,100	10,603
Novartis (CHF) (1)	89,441	4,968
Noven Pharmaceuticals (1)(2)	7,200	177
Roche Holding (CHF) (1)	22,434	3,994
Sanofi-Aventis (EUR) (1)	22,646	1,921
Schering-Plough	160,800	3,776
Sepracor (1)(2)	40,900	2,150
Takeda Chemical Industries (JPY)	10,300	707
Wyeth	175,760	8,598
Xenoport (1)(2)	3,700	95
		44,671

Total Health Care		139,772
INDUSTRIALS & BUSINESS SERVICES 9.3%

Aerospace & Defense 0.9%
Argon ST (1)(2)	3,100	75
Armor Holdings (2)	8,200	522
Finmeccanica S.p.A. (EUR) (1)	14,737	434
General Dynamics	40,700	3,112
Lockheed Martin	34,700	3,376
Moog, Class A (2)	7,400	282
QinetiQ (GBP)	78,700	296
Rockwell Collins	20,700	1,355
Rolls-Royce (GBP) (2)	50,025	481
Teledyne Technologies (2)	10,900	415
United Technologies	4,400	289
		10,637
Air Freight & Logistics 0.4%
EGL (2)	8,800	310
Expeditors International of Washington (1)	54,900	2,462
Pacer International	2,300	62
Panalpina Welttransport Holding (CHF)	4,202	654
UTi Worldwide	8,100	244
Yusen Air & Sea Service (JPY) (1)	14,000	335
		4,067
Airlines 0.1%
AirTran (1)(2)	11,300	118
All Nippon Airways (JPY)	98,000	383
British Airways (GBP) (2)	44,532	469
Frontier Airlines Holdings (1)(2)	5,200	35
Gol Linhas Aereas Intel, ADR (1)	12,100	344
Midwest Air Group (1)(2)	3,000	39
		1,388
Building Products 0.1%
JS Group (JPY)	16,200	365
Nichias (JPY)	38,000	333
Simpson Manufacturing (1)	3,700	123
		821
Commercial Services & Supplies 0.8%
Angelica	5,100	140
G & K Services, Class A	7,400	278
Kforce (2)	9,300	127
LECG (1)(2)	9,300	125
Multi-Color	3,500	122
Pike Electric (1)(2)	5,200	93
R.R. Donnelley (1)	85,700	3,101
Resources Global Professionals (2)	11,100	359
Ritchie Bros Auctioneers	5,000	287
Synagro Technologies (1)	16,600	95
Waste Connections (2)	7,600	336
Waste Management	120,343	4,098
		9,161
Construction & Engineering 0.2%
Acciona (EUR)	8,327	1,665
Infrasource Services (2)	2,700	66
Insituform Technologies (1)(2)	5,700	145
		1,876
Electrical Equipment 0.2%
A.O. Smith	12,500	483
Baldor Electric	13,300	484
Belden CDT (1)	9,100	422
Franklin Electric (1)	1,100	53
Mitsubishi Electric (JPY)	72,000	719
Woodward Governor	2,100	88
		2,249
Industrial Conglomerates 3.1%
DCC (EUR)	41,032	1,384
GE	618,100	21,584
Hutchison Whampoa (HKD)	37,200	353
Orkla (NOK) (1)	13,040	847
Sembcorp (SGD)	253,020	733
Tomkins (GBP)	75,847	382
Tyco International	297,000	9,156
		34,439
Machinery 2.3%
3-D Systems (1)(2)	3,300	60
Accuride (2)	10,400	139
Actuant, Class A (1)	7,580	396
Cargotec (EUR) (1)	17,915	1,054
Cascade (1)	3,000	170
Danaher	137,900	9,879
Deere	71,900	7,795
ESCO Technologies (1)(2)	6,900	301
Fanuc (JPY)	4,700	419
Graco	7,750	314
Harsco	6,700	575
IDEX	2,700	141
Illinois Tool Works (1)	34,900	1,804
Joy Global	23,600	1,046
Lindsay (1)	6,200	213
NSK (JPY) (1)	45,000	391
RBC Bearings (2)	7,800	255
Toro	11,900	625
Volvo, Series B (SEK) (1)	9,300	715
		26,292
Marine 0.0%
Nippon Yusen (JPY)	70,000	552
		552
Road & Rail 0.8%
Arriva (GBP)	26,465	371
Burlington Northern Santa Fe	54,100	4,284
Heartland Express (1)	3,945	65
Knight Transportation (1)	15,675	293
Norfolk Southern	82,300	3,901
Ryder System	2,200	113
		9,027
Trading Companies & Distributors 0.3%
Applied Industrial Technologies (1)	14,800	355
Electro Rent (2)	4,300	65
H&E Equipment Services (1)(2)	8,500	225
Interline Brands (2)	8,500	180
Mitsui (JPY)	51,000	913
NuCo2 (1)(2)	6,200	152
Sumitomo (JPY) (1)	40,000	717
Transdigm Group (2)	2,300	73
Univar NV (EUR)	9,226	479
		3,159
Transportation Infrastructure 0.1%
BBA Aviation (GBP)	59,300	318
Macquarie Infrastructure, Equity Units (AUD)	102,809	311
		629

Total Industrials & Business Services		104,297
INFORMATION TECHNOLOGY 13.8%

Communications Equipment 2.9%
Acme Packet (1)(2)	1,100	18
ADTRAN (1)	8,100	187
Alcatel-Lucent, ADR (1)	225,045	2,887
Cisco Systems (2)	289,100	7,499
Corning (2)	365,800	7,547
Finisar (1)(2)	42,600	136
IXIA (2)	6,000	66
Juniper Networks (2)	183,300	3,466
LM Ericsson (SEK) (1)	531,100	1,898
Nokia (EUR)	78,678	1,718
Nokia, ADR	154,800	3,379
Optium (2)	2,100	48
QUALCOMM	77,100	3,106
Tekelec (1)(2)	3,800	47
		32,002
Computers & Peripherals 0.9%
Acer (TWD)	40,800	76
Apple (2)	54,900	4,645
Dell (2)	57,500	1,314
EMC (1)(2)	153,100	2,136
Emulex (2)	8,000	143
Hewlett-Packard	6,900	272
Intermec (1)(2)	2,900	65
Neoware (1)(2)	3,500	41
Palm (1)(2)	21,900	362
Synaptics (1)(2)	3,800	93
Wacom (JPY)	113	286
Xyratex (2)	8,900	203
		9,636
Electronic Equipment & Instruments 0.3%
Cogent (1)(2)	2,300	26
DTS (1)(2)	4,400	106
Esprinet (EUR)	16,600	332
Global Imaging Systems (2)	1,600	32
Hamamatsu Photonics (JPY) (1)	23,100	683
HOYA (JPY)	9,500	328
IPG Photonics (2)	700	16
KEMET (2)	12,300	96
Littelfuse (2)	6,400	236
Measurement Specialties (1)(2)	100	2
Methode Electronics	6,900	75
MTS Systems	6,600	249
National Instruments	4,500	121
Newport (1)(2)	6,500	116
Orbotech (2)	5,000	112
Plexus (1)(2)	2,400	39
Scansource (1)(2)	4,600	127
Star Micronics (JPY)	22,500	482
Venture (SGD)	21,000	190
		3,368
Internet Software & Services 1.7%
24/7 Media (1)(2)	13,500	130
Bankrate (1)(2)	4,400	179
CNET Networks (1)(2)	20,100	176
Digital River (1)(2)	3,900	216
eBay (2)	97,600	3,129
Google, Class A (2)	20,720	9,313
Monster Worldwide (2)	53,000	2,642
Websense (2)	7,100	162
WebSideStory (1)(2)	1,600	20
Yahoo! (2)	93,200	2,876
		18,843
IT Services 1.5%
Automatic Data Processing	108,100	5,382
CACI International, Class A (2)	5,000	233
First Data	214,000	5,463
Global Payments	9,000	346
Heartland Payment Systems (1)	3,600	90
Logica (GBP)	48,569	161
Maximus	1,900	57
MPS Group (2)	18,800	269
Paychex	5,700	232
RightNow Technologies (1)(2)	9,400	157
transcosmos (JPY) (1)	16,200	363
Western Union	214,000	4,637
		17,390
Office Electronics 0.2%
Canon (JPY)	24,300	1,316
Neopost (EUR)	3,464	445
		1,761
Semiconductor & Semiconductor Equipment 3.3%
Advanced Analogic Technologies (1)(2)	10,700	69
AMIS Holdings (2)	5,300	60
Analog Devices	81,500	2,954
Applied Materials	78,900	1,465
ASML Holding, ADS (1)(2)	48,200	1,185
Atheros Communications (1)(2)	4,100	104
ATMI (1)(2)	2,600	86
Brooks-Pri Automation (2)	8,400	131
Cabot Microelectronics (1)(2)	3,500	115
Conexant Systems (1)(2)	98,600	196
Cymer (1)(2)	5,500	229
Diodes (1)(2)	2,900	109
Entegris (1)(2)	27,039	301
Exar (2)	8,500	114
FEI (2)	8,700	285
Intel	365,200	7,249
Lattice Semiconductor (2)	16,500	102
Linear Technology (1)	14,600	485
Marvell Technology Group (2)	242,600	4,978
Mattson Technology (2)	9,000	79
Maxim Integrated Products	143,300	4,693
MKS Instruments (2)	6,600	159
Nextest Systems (1)(2)	5,700	70
ON Semiconductor (1)(2)	1,800	18
PDF Solutions (1)(2)	10,000	114
Power Integrations (2)	6,400	165
Semitool (1)(2)	900	12
Semtech (2)	13,500	194
Silicon Laboratories (2)	5,900	178
SOITEC (EUR) (1)(2)	19,641	542
Standard Microsystems (2)	5,000	143
Texas Instruments	193,700	5,997
Tokyo Electron (JPY)	10,000	732
Virage Logic (1)(2)	3,100	25
Volterra Semiconductor (1)(2)	5,200	73
Xilinx (1)	131,200	3,361
Zarlink Semiconductor (2)	26,500	54
		36,826
Software 3.0%
Adobe Systems (2)	70,900	2,783
Altiris (2)	5,100	166
Autodesk (2)	62,900	2,588
Bottomline Technologies (1)(2)	5,700	70
Catapult Communications (2)	3,200	33
Electronic Arts (2)	20,900	1,054
FactSet Research Systems	8,250	502
Hyperion Solutions (2)	5,600	240
Intuit (2)	40,400	1,192
Jack Henry & Associates	21,500	504
Kronos (1)(2)	3,650	144
Microsoft	706,500	19,902
Motive (1)(2)	6,500	21
Oracle (2)	218,900	3,597
Progress Software (2)	6,600	185
Quest Software (2)	11,800	193
Red Hat (1)(2)	6,300	141
SPSS (2)	4,100	142
THQ (1)(2)	7,400	238
TomTom (EUR) (1)(2)	8,820	377
Wind River Systems (2)	9,000	94
		34,166

Total Information Technology		153,992
MATERIALS 4.9%

Chemicals 2.2%
Arch Chemicals	9,200	283
Asahi Kasei (JPY)	59,000	432
BASF (EUR)	6,785	690
Dow Chemical	71,100	3,114
DuPont	142,061	7,210
Ferro (1)	8,400	178
Koninklijke DSM NV (EUR)	12,406	537
MacDermid	3,800	132
Material Sciences (2)	5,700	61
Minerals Technologies (1)	1,300	80
Mitsubishi Gas Chemical (JPY)	72,000	779
Monsanto	62,100	3,272
Potash Corp of Saskatchewan	47,100	7,433
Symyx Technologies (2)	3,600	60
Tosoh (JPY)	80,000	410
Wacker Chemie (EUR) (1)	1,700	259
		24,930
Construction Materials 0.1%
Boral (AUD) (1)	64,894	431
CEMEX, Equity Units (MXN)	89,404	305
Holcim (CHF) (1)	5,558	550
		1,286
Containers & Packaging 0.0%
Chesapeake Corporation (1)	5,800	90
Smurfit-Stone Container (2)	1,400	17
		107
Metals & Mining 2.0%
BlueScope Steel (AUD) (1)	111,865	826
Gibraltar Industries (1)	4,050	94
Lihir Gold (AUD) (1)(2)	60,540	159
Meridian Gold (1)(2)	13,000	357
Nippon Steel (JPY)	204,000	1,391
Nucor	53,000	3,226
Phelps Dodge	91,200	11,392
Rio Tinto (AUD) (1)	27,064	1,613
SSAB Svenskt Stal, Series A (SEK) (1)	80,652	2,156
ThyssenKrupp (EUR)	17,847	873
		22,087
Paper & Forest Products 0.6%
International Paper	105,000	3,781
Weyerhaeuser (1)	30,700	2,636
		6,417

Total Materials		54,827

TELECOMMUNICATION SERVICES 2.4%

Diversified Telecommunication Services 0.4%
NTELOS (2)	6,100	114
Premiere Global Services (2)	7,100	74
Telefonica SA (EUR) (1)	53,305	1,146
Telenor ASA (NOK)	57,200	1,057
TeliaSonera (SEK)	126,500	1,061
Telstra (AUD)	156,400	528
Time Warner Telecom, Class A (2)	11,600	255
		4,235
Wireless Telecommunication Services 2.0%
America Movil, ADR, Series L	111,000	4,862
American Tower Systems, Class A (1)(2)	150,700	5,838
Bouygues (EUR) (1)	15,267	1,062
KDDI (JPY)	133	1,043
Rogers Communications, Class B	107,700	3,516
SBA Communications (2)	3,100	84
Sprint Nextel	205,300	3,958
Starhub (SGD)	321,571	601
Vodafone, ADR	67,900	1,894
		22,858
Total Telecommunication Services		27,093
UTILITIES 1.4%
Electric Utilities 0.9%
Cleco	6,100	160
E.ON AG (EUR)	19,428	2,546
El Paso Electric (2)	5,200	122
Empire District Electronics	4,800	115
Exelon	45,550	3,003
FirstEnergy	46,719	2,923
TEPCO (JPY)	29,700	1,037
Unisource Energy	9,200	349
		10,255
Gas Utilities 0.0%
SEMCO Energy (2)	8,800	68
Southwest Gas	9,600	356
		424
Independent Power Producers & Energy Traders 0.3%
TXU	44,800	2,964
		2,964
Multi-Utilities 0.2%
AEM S.p.A. (EUR) (1)	154,380	519
Alinta (AUD)	65,115	733
Black Hills (1)	2,900	104
United Utilities (GBP)	73,953	1,053
		2,409
Total Utilities		16,052

Total Common Stocks (Cost $652,576)		916,443
PREFERRED STOCKS 0.1%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius (EUR)	9,951	737
Total Preferred Stocks (Cost $193)		737

CORPORATE BONDS 2.7%
3M Company, 5.125%, 11/6/09	63,000	63
ACE INA Holdings, 5.70%, 2/15/17	195,000	198
ACE INA Holdings, 5.875%, 6/15/14	100,000	103
AGFC Capital Trust I, 6.00%, 1/15/67 (3)	100,000	102
Alabama Power, VR, 5.55%, 8/25/09	90,000	90
Alcan Aluminum, 5.00%, 6/1/15	180,000	175
Alcoa, 6.00%, 1/15/12	115,000	119
Amerada Hess, 7.875%, 10/1/29	65,000	78
America Movil, 6.375%, 3/1/35	190,000	191
American Express, 5.25%, 9/12/11	165,000	166
American General Finance, 5.40%, 12/1/15	180,000	180
Amgen, 4.00%, 11/18/09	140,000	137
Apache, 6.00%, 1/15/37	60,000	61
Appalachian Power, 6.375%, 4/1/36	90,000	96
Archstone-Smith Operating Trust, 5.25%, 5/1/15	115,000	114
AT&T, 5.30%, 11/15/10	100,000	101
AT&T, 5.625%, 6/15/16	375,000	380
AT&T, 6.45%, 6/15/34	220,000	232
AT&T Broadband, 8.375%, 3/15/13	225,000	260
AT&T Wireless, 7.875%, 3/1/11	110,000	121
Atmos Energy, 4.00%, 10/15/09	120,000	117
Avalonbay Communities, 6.125%, 11/1/12	110,000	115
Baker Hughes, 6.875%, 1/15/29	110,000	124
Baltimore Gas & Electric, 5.90%, 10/1/16 (3)	210,000	216
Bank of America, 4.875%, 9/15/12	190,000	189
Bank of America, 5.75%, 8/15/16	145,000	150
Bank of America Capital Trust, 5.625%, 3/8/35	350,000	337
Bank One, 5.25%, 1/30/13	515,000	517
Barclays Bank, 5.926%, 12/31/49 (Tender 12/15/16) (3)	100,000	102
BB&T Capital Trust, 6.75%, 6/7/36	230,000	258
Bear Stearns Companies, 5.50%, 8/15/11	135,000	137
Bear Stearns Companies, 5.55%, 1/22/17	75,000	75
BHP Finance, 4.80%, 4/15/13	215,000	211
Black Hills, 6.50%, 5/15/13	90,000	91
Boardwalk Pipelines, 5.50%, 2/1/17	30,000	30
Boeing Capital, 6.10%, 3/1/11	170,000	177
Bunge Limited Finance, 4.375%, 12/15/08	115,000	113
Capital One Bank, 6.50%, 6/13/13	200,000	213
Cardinal Health, VR, 5.63%, 10/2/09 (3)	130,000	130
CE Electric UK Funding, 6.995%, 12/30/07 (3)	90,000	90
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	175,000	169
Centerpoint Energy, 7.25%, 9/1/10	75,000	80
Centex, 5.45%, 8/15/12	130,000	130
Cisco Systems, 5.25%, 2/22/11	155,000	156
CIT Group, 6.00%, 4/1/36	110,000	111
Citigroup, 5.00%, 9/15/14	200,000	197
Citigroup, 5.30%, 1/7/16	150,000	151
Comcast, 4.95%, 6/15/16	90,000	87
Comcast, 5.875%, 2/15/18	150,000	153
ConocoPhillips, 5.90%, 10/15/32	130,000	135
Costco Wholesale, 5.30%, 3/15/12	140,000	142
Countrywide Financial, 6.25%, 5/15/16	162,000	166
Cox Communications, 7.125%, 10/1/12	190,000	206
CRH America, 6.00%, 9/30/16	170,000	175
CS First Boston, 5.50%, 8/16/11	120,000	122
CSX, 6.00%, 10/1/36	95,000	96
D.R. Horton, 6.50%, 4/15/16	150,000	155
DaimlerChrysler, VR, 5.81%, 8/3/09	115,000	115
Devon Financing, 6.875%, 9/30/11	170,000	181
Diageo Capital, 5.125%, 1/30/12	225,000	225
Diamond Offshore Drilling, 4.875%, 7/1/15	85,000	81
Diamond Offshore Drilling, 5.15%, 9/1/14	65,000	63
Dow Chemical, 6.125%, 2/1/11	70,000	72
Du Pont, 5.60%, 12/15/36	215,000	210
Dun & Bradstreet, 5.50%, 3/15/11	85,000	86
El Paso Electric, 6.00%, 5/15/35	145,000	142
Emerson Electric, 4.75%, 10/15/15	250,000	242
EnCana Holdings Finance, 5.80%, 5/1/14	125,000	128
Enterprise Products Operations, 4.95%, 6/1/10	200,000	199
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	305,000	304
Exelon Generation, 5.35%, 1/15/14	165,000	163
Federal Realty Investment Trust, 6.00%, 7/15/12	65,000	67
First Union, 6.40%, 4/1/08	40,000	40
FirstEnergy, 6.45%, 11/15/11	130,000	137
Florida Power & Light, 6.20%, 6/1/36	60,000	66
Ford Motor Credit, 5.80%, 1/12/09	245,000	241
Fortune Brands, 5.125%, 1/15/11	95,000	94
France Telecom, STEP, 7.75%, 3/1/11	100,000	109
Franklin Resources, 3.70%, 4/15/08	30,000	29
Fund American Companies, 5.875%, 5/15/13	115,000	116
GATX, 5.50%, 2/15/12	115,000	116
GE Capital, 5.375%, 10/20/16	245,000	247
GE Capital, 5.875%, 2/15/12	325,000	337
GE Capital, 6.00%, 6/15/12	520,000	542
Genentech, 4.75%, 7/15/15	100,000	97
Genworth Financial, 5.75%, 6/15/14	115,000	118
Genworth Financial, 6.15%, 11/15/66	75,000	75
Goldman Sachs Capital I, 6.345%, 2/15/34	490,000	501
Halliburton, 5.50%, 10/15/10	190,000	192
Harrah's Operating, 5.50%, 7/1/10	135,000	133
Hartford Financial Services, 4.75%, 3/1/14	170,000	164
Hartford Financial Services, 5.25%, 10/15/11	90,000	91
HBOS, 6.00%, 11/1/33 (3)	250,000	258
Highmark, 6.80%, 8/15/13 (3)	90,000	94
Home Depot, 5.40%, 3/1/16	430,000	424
HSBC Finance, 5.00%, 6/30/15	150,000	146
HSBC Finance, 5.50%, 1/19/16	300,000	301
HSBC Holdings, 6.50%, 5/2/36	100,000	111
Huntington National Bank, 4.375%, 1/15/10	120,000	117
International Lease Finance, 5.45%, 3/24/11	160,000	162
International Speedway, 4.20%, 4/15/09	55,000	54
J.C. Penney, 9.00%, 8/1/12	125,000	145
Jefferies Group, 6.25%, 1/15/36	115,000	114
John Deere Capital, 7.00%, 3/15/12	90,000	97
JPMorgan Chase Capital XXll, 6.45%, 2/2/37	145,000	151
Kinder Morgan Finance, 5.70%, 1/5/16	175,000	167
Kroger, 8.05%, 2/1/10	120,000	129
Lafarge, 6.15%, 7/15/11	70,000	72
Legg Mason, 6.75%, 7/2/08	65,000	66
Lehman Brothers, 5.75%, 1/3/17	205,000	210
Lennar, 5.60%, 5/31/15	175,000	172
Mangrove Bay Trust, 6.102%, 7/15/33 (3)	100,000	99
Marsh & McLennan, 5.375%, 7/15/14	180,000	177
MBNA America Bank, 4.625%, 8/3/09	125,000	124
McCormick & Co., 5.20%, 12/15/15	135,000	133
MDC Holdings, 5.50%, 5/15/13	160,000	156
Medtronic, 4.75%, 9/15/15	185,000	175
Merrill Lynch, 6.05%, 5/16/16	285,000	297
Merrill Lynch, 6.22%, 9/15/26	170,000	177
MetLife, 6.125%, 12/1/11	120,000	125
MidAmerican Energy, 6.125%, 4/1/36	130,000	134
Mizuho Capital Markets, 6.686%, 3/31/49 (3)	56,000	57
Monongahela Power, 5.70%, 3/15/17 (3)	160,000	162
Morgan Stanley, 6.25%, 8/9/26	55,000	59
MUFG Capital Finance, 6.346%, 7/25/49	100,000	103
Nationwide Financial Services, 5.90%, 7/1/12	115,000	118
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	65,000	65
Newmont Mining, 5.875%, 4/1/35	70,000	67
News America, 6.15%, 3/1/37 (3)	310,000	312
News America, 6.40%, 12/15/35	155,000	161
NLV Financial, 7.50%, 8/15/33 (3)	70,000	79
Norfolk Southern, 6.00%, 4/30/08	190,000	192
Northern Trust, 4.60%, 2/1/13	50,000	49
Northern Trust, 5.30%, 8/29/11	100,000	101
Northrop Grumman, 7.125%, 2/15/11	145,000	155
NVR, 5.00%, 6/15/10	55,000	54
Oracle, 5.00%, 1/15/11	170,000	170
Owens Corning, 6.50%, 12/1/16 (3)	50,000	52
Pacific Gas & Electric, 4.80%, 3/1/14	95,000	93
Panhandle Eastern Pipeline, 4.80%, 8/15/08	45,000	45
Petro-Canada, 5.95%, 5/15/35	120,000	118
PNC Funding, 5.625%, 2/1/17	150,000	153
Praxair, 2.75%, 6/15/08	100,000	97
Principal Financial Group, 6.05%, 10/15/36	115,000	120
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	110,000	109
Procter & Gamble, 4.95%, 8/15/14	490,000	485
Progress Energy, 5.625%, 1/15/16	160,000	163
Public Service Electric & Gas, 5.70%, 12/1/36	215,000	216
Public Service of New Mexico, 4.40%, 9/15/08	95,000	94
Pulte Homes, 5.20%, 2/15/15	175,000	169
Reckson Operating Partnership, 6.00%, 3/31/16	105,000	104
Residential Capital, 6.125%, 11/21/08	95,000	95
Rogers Cable, 5.50%, 3/15/14	100,000	98
Sabmiller, 6.20%, 7/1/11 (3)	185,000	192
Sealed Air, 5.375%, 4/15/08 (3)	90,000	90
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	45,000	51
Simon Property Group, 5.75%, 12/1/15	220,000	226
SLM Corporation, VR, 3.10%, 4/1/09	90,000	87
SLM Corporation, VR, 5.56%, 1/26/09	125,000	126
Southern, 5.30%, 1/15/12	70,000	71
Southern California Edison, 4.65%, 4/1/15	175,000	169
Southern California Gas, 5.75%, 11/15/35	210,000	214
Sovereign Capital Trust VI, 7.908%, 6/13/36	130,000	149
Sprint Capital, 6.875%, 11/15/28	30,000	31
Sun Life Financial Global Funding, VR, 5.614%, 10/6/13 (3)	180,000	181
Sunoco, 5.75%, 1/15/17	146,000	145
Target, 4.00%, 6/15/13	180,000	169
Telecom Italia Capital, 5.25%, 11/15/13	475,000	463
Telefonica Emisiones, 6.421%, 6/20/16	170,000	179
Telefonos de Mexico, 5.50%, 1/27/15	80,000	79
Telus, 8.00%, 6/1/11	160,000	176
Teva Pharmaceutical Finance, 5.55%, 2/1/16	70,000	70
Time Warner, 5.50%, 11/15/11	125,000	126
Time Warner Entertainment, 7.25%, 9/1/08	140,000	144
Time Warner Entertainment, 8.375%, 3/15/23	150,000	183
Torchmark, 6.375%, 6/15/16	115,000	121
Transatlantic Holdings, 5.75%, 12/14/15	125,000	126
Tyco International, 6.375%, 10/15/11	180,000	191
U.S. Bancorp, 4.50%, 7/29/10	175,000	173
Union Electric Company, 5.40%, 2/1/16	210,000	209
United Technologies, 5.40%, 5/1/35	75,000	74
Vale Overseas, 6.875%, 11/21/36	150,000	158
Valero Energy, 3.50%, 4/1/09	270,000	261
Verizon Communications, 5.55%, 2/15/16	275,000	277
Verizon Global Funding, 7.75%, 12/1/30	85,000	102
Viacom, 6.25%, 4/30/16	230,000	235
Virginia Electric & Power, 6.00%, 1/15/36	145,000	150
Vodafone Group, 5.625%, 2/27/17	150,000	150
Wachovia, 5.50%, 8/1/35	75,000	73
Wachovia Bank, 4.875%, 2/1/15	225,000	219
Wal-Mart Stores, 5.25%, 9/1/35	140,000	132
Webster Financial, 5.125%, 4/15/14	115,000	112
WellPoint, 5.00%, 1/15/11	95,000	95
Wells Fargo, 4.875%, 1/12/11	160,000	159
Wells Fargo Bank, 4.75%, 2/9/15	250,000	242
Westar Energy, 5.10%, 7/15/20	70,000	67
WM Wrigley, 4.65%, 7/15/15	50,000	48
WPD Holdings, 6.875%, 12/15/07 (3)	65,000	65
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	65,000	65
XTO Energy, 5.65%, 4/1/16	95,000	96
Total Corporate Bonds (Cost $29,763)		30,136
ASSET-BACKED SECURITIES 0.5%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	450,000	456
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	750,000	751
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	210,000	210

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	700,000	702

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	100,000	100

Capital One Multi-Asset Execution Trust
Series 2007-C2, Class C2, VR
5.62%, 11/17/14	750,000	751

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	17,724	18

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	300,000	319

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	190,000	191

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	225,000	223

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	250,000	251

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	415,527	422

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	165,022	165

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	325,000	317

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	275,000	288
PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	300,000	324

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	175,000	179

Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	350,000	355

Total Asset-Backed Securities (Cost $5,993)		6,022

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.8%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	390

Banc of America Commercial Mortgage
Series 2006-6, Class A4, CMO
5.356%, 12/10/16	215,000	216

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, ARM
VR, 4.259%, 1/25/34	217,794	215

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
VR, 4.112%, 2/25/34	120,740	118

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
VR, 4.197%, 5/25/34	81,482	80

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
VR, 4.749%, 9/25/34	70,620	70

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
VR, 4.91%, 10/25/34	79,236	78

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, ARM
VR, 4.463%, 2/25/35	700,810	688

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
VR, 5.091%, 11/25/35	346,278	344
Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
VR, 5.269%, 11/25/35	176,622	176

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 4/12/41	575,000	563

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	476,635	476

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	225,000	216

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/11/42	300,000	294

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CM0
4.274%, 2/13/42	149,492	147

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class T20, CMO
4.94%, 10/12/42	273,520	272

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	725,000	751

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	675,000	689

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	104,101	102

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, CMO, ARM
VR, 4.70%, 8/27/35	486,093	481

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, CMO, ARM
VR, 5.591%, 3/25/36	177,521	178

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.225%, 7/15/44	275,000	275
Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	750,000	770

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	136,663	135

Credit Suisse First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	725,000	704

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	475,000	481

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	200,000	208

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	225,000	236

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	296,313	296

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	275,000	290

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	31,641	31

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	85,000	83

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 1/10/17	375,000	379

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	500,000	490

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, CMO, ARM
4.56%, 9/25/35	375,214	371
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	532,683	540

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	258,157	267

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	475,000	466

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.179%, 12/15/44	425,000	422

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	650,000	659

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	449,966	440

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/1/29	800,000	771

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	275,000	272

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	450,000	437

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	500,000	496

Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, CMO, VR
5.172%, 12/12/49	550,000	544

Morgan Stanley Capital I
Series 2007, T25, Class A3, CMO
5.514%, 11/12/49	450,000	463

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	750,000	767
Washington Mutual Securities Corporation PTC
Series 2004-AR1, Class A, CMO, ARM
4.229%, 3/25/34	98,142	97
Washington Mutual Securities Corporation PTC
Series 2005-AR3, Class A2, CMO, ARM
4.639%, 3/25/35	150,810	150
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.689%, 10/25/36	545,871	548
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.807%, 1/25/34	254,624	250
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.544%, 3/25/35	148,514	146
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.039%, 9/25/36	645,446	655
Total Non-U.S. Government Mortgage-Backed Securities (Cost $19,745)		19,683

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.9%
U.S. Government Agency Obligations (4) 4.7%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 8/1/35	1,648,893	1,566
5.00%, 12/1/08 - 11/1/35	1,506,726	1,472
5.50%, 3/1/18 - 12/1/33	1,302,131	1,307
6.00%, 10/1/16 - 9/1/34	1,411,794	1,430
6.50%, 3/1/32 - 9/1/32	876,037	899
7.00%, 11/1/30 - 6/1/32	18,935	19
Federal Home Loan Mortgage, ARM
4.483%, 9/1/32	21,045	21
4.587%, 9/1/35	254,733	249
4.708%, 8/1/35	207,387	204
4.757%, 7/1/35	62,614	63
5.06%, 11/1/35	144,911	144
5.072%, 3/1/36	253,984	252
5.14%, 1/1/36	719,606	724
5.37%, 2/1/37	1,075,000	1,075
5.405%, 1/1/36	72,579	73
5.43%, 2/1/37	446,298	447
5.481%, 2/1/37	825,000	828
5.996%, 12/1/36	596,073	602
6.018%, 11/1/36	420,711	425
6.058%, 10/1/36	452,745	457
6.129%, 10/1/36	491,252	498
6.22%, 8/1/36	633,012	644
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	950,473	955
6.50%, 8/15/30	549,573	564
Federal Home Loan Mortgage, CMO, IO
4.50%, 7/15/11 - 5/15/16	380,239	25
Federal National Mortgage Assn.
4.50%, 5/1/18 - 9/1/35	5,082,405	4,900
5.00%, 5/1/19 - 2/1/37	9,098,427	8,869
5.50%, 1/1/17 - 12/1/36	10,317,833	10,273
6.00%, 4/1/12 - 11/1/34	5,088,702	5,145
6.50%, 5/1/17 - 12/1/36	2,716,295	2,772
Federal National Mortgage Assn., ARM
4.612%, 9/1/35	226,614	222
4.792%, 11/1/35	202,061	202
4.80%, 6/1/35	133,625	133
5.044%, 7/1/35	443,125	439
5.045%, 8/1/36	471,731	470
5.046%, 1/1/37	174,984	174
5.112%, 10/1/35	165,580	165
5.319%, 12/1/35	127,651	128
5.351%, 12/1/35	147,035	148
5.524%, 12/1/35	222,112	224
5.548%, 7/1/36	589,971	595
5.65%, 1/1/36	579,300	584
5.677%, 12/1/35	67,479	68
5.986%, 9/1/36	187,244	190
6.00%, 8/1/36	369,227	376
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	121,636	120
5.00%, 3/25/15	338,007	336
5.50%, 5/25/27	331,676	332
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	27,020	2
6.50%, 2/1/32	29,071	7
Federal National Mortgage Assn., TBA, 5.50%, 1/1/34	775,000	768
		52,585
U.S. Government Obligations 0.2%
Government National Mortgage Assn.
4.50%, 2/20/35	55,295	52
5.00%, 7/15/33 - 10/20/33	1,716,399	1,680
5.50%, 7/15/33	289,803	290
6.00%, 5/15/26 - 1/20/35	262,747	266
6.50%, 3/15/26 - 9/20/34	44,213	45
7.00%, 3/15/13 - 2/15/30	40,421	42
8.00%, 1/15/22 - 10/20/25	31,050	33
		2,408

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $55,364)		54,993
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.8%
U.S. Government Agency Obligations (4) 0.7%
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	700,000	711
Federal Home Loan Bank, 5.60%, 6/28/11	555,000	570
Federal Home Loan Mortgage, 4.875%, 3/15/07 (1)	1,750,000	1,750
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	450,000	453
Federal Home Loan Mortgage, 5.125%, 2/27/09	290,000	291
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	1,265,000	1,234
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	250,000	245
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	260,000	259
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	275,000	287
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	1,220,000	1,305
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	240,000	305
		7,410
U.S. Treasury Obligations 3.1%
U.S. Treasury Bonds, 4.50%, 2/15/36	1,810,000	1,754
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)	330,000	334
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	75,000	82
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	985,000	1,080
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	200,000	230
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	95,000	115
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	80,000	97
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	955,000	1,163
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	200,000	273
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	1,225,745	1,211
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	1,169,064	1,201
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (1)	1,439,256	1,527
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	1,185,000	1,160
U.S. Treasury Notes, 3.50%, 2/15/10 (1)	745,000	723
U.S. Treasury Notes, 3.625%, 6/30/07 (1)(5)	1,710,000	1,702
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	3,105,000	3,040
U.S. Treasury Notes, 4.00%, 11/15/12	4,600,000	4,486
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	2,525,000	2,484
U.S. Treasury Notes, 4.375%, 11/15/08 (1)	1,360,000	1,353
U.S. Treasury Notes, 4.875%, 8/31/08	1,330,000	1,332
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	1,000,000	1,017
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	5,815,000	5,934
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	2,925,000	3,039
		35,337

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $42,501)		42,747

FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 0.5%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	240,000	190
Bundesobligation, 3.25%, 4/9/10 (EUR)	1,025,000	1,331
Bundesrepublik, 5.00%, 1/4/12 (EUR)	215,000	298
European Investment Bank, 5.75%, 9/15/09 (AUD)	860,000	671
Government of Canada, 5.25%, 6/1/12 (CAD)	1,335,000	1,210
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	725,000	563
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (3)	100,000	100
Pemex Project Funding Master Trust, 5.75%, 12/15/15	180,000	179
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (3)	120,000	123
Republic of Italy, 5.25%, 9/20/16	320,000	326
Republic of South Africa, 6.50%, 6/2/14	295,000	313
Swedish Export Credit, 5.125%, 3/1/17	300,000	303
United Mexican States, 6.375%, 1/16/13	95,000	100
Total Foreign Government Obligations & Municipalities (Cost $5,330)		5,707
MUNICIPAL SECURITIES 0.0%
California, GO, 5.25%, 4/1/34	55,000	59
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	75,000	77
New York City Housing Dev. Corp., 6.42%, 11/1/27	110,000	117
Oregon, Taxable Pension, 5.892%, 6/1/27	40,000	43
Total Municipal Securities (Cost $279)		296
BOND MUTUAL FUNDS 1.5%
T. Rowe Price Institutional High Yield Fund 7.09% (7)(8)	1,621,106	16,811
Total Bond Mutual Funds (Cost $16,761)		16,811
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 5.37% (8)(9)	25,226,329	25,226
Total Short-Term Investments (Cost $25,226)		25,226
SECURITIES LENDING COLLATERAL 12.1%
Money Market Pooled Account 3.4%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.331% (9)	38,108,579	38,109
		38,109
Money Market Trust 8.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.262% (9)	97,276,000	97,276
		97,276
Total Securities Lending Collateral (Cost $135,385)		135,385
Total Investments in Securities
112.1% of Net Assets (Cost $989,116)		$1,254,186

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at February 28, 2007 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$5,010 and represents 0.4% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC Yield
(8)	Affiliated company - see Note 4
(9)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $768 (0.1% of net assets)
at period end; see Note 2.
TWD	Taiwan Dollar

VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%

CREDIT DEFAULT SWAPS 0.0%

Goldman Sachs, Protection Sold
(Relevant Credit: Residential Capital Corp., 6.375%, 6/30/10)
Receive 1.41%, Pay upon credit default, 3/20/12	115,000	(1)

Goldman Sachs, Protection Sold
(Relevant Credit: Residential Capital Corp., 6.375%, 6/30/10)
Receive 1.70%, Pay upon credit default, 3/20/12	69,000	-

Total Swaps (Premium Paid/Received $0)		(1)

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 10 U.S. Treasury Notes five year
contracts, $7 par of 3.625% U.S.
Treasury Notes pledged as initial margin	6/07	$1,060	$5
Long, 22 U.S. Treasury Notes ten year
contracts, $23 par of 3.625% U.S.
Treasury Notes pledged as initial margin	6/07	2,389	13
Net payments (receipts) of variation
margin to date			(25)
Variation margin receivable (payable)
on open futures contracts			$(7)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Growth Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2007, the value of loaned securities was $130,436,000; aggregate collateral consisted of $135,385,000 in money market pooled accounts and U.S. government securities valued at $236,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $989,116,000. Net unrealized gain aggregated $265,087,000 at period-end, of which $275,031,000 related to appreciated investments and $9,944,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $703,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $25,226,000 and $8,766,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Growth Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2007, purchases and sales of the High Yield Fund were $2,009,000 and $0, respectively. Investment income during the period was $923,000. At February 28, 2007, and May 31, 2006, the value of shares of High Yield Fund held were $16,811,000 and $14,373,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
Unaudited		February 28, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 42.8%

CONSUMER DISCRETIONARY 4.9%

Auto Components 0.1%
Aisin Seiki (JPY)	3,000	103
Autoliv, GDR (SEK)	3,600	204
GKN (GBP)	19,023	128
Koito Manufacturing (JPY) (1)	11,000	159
Strattec Security (2)	500	23
TRW (2)	1,600	49
		666
Automobiles 0.2%
Bayerische Motoren Werke (EUR)	6,150	357
Honda (JPY)	7,400	276
Piaggio & C S.p.A. (EUR) (1)(2)	26,900	123
Toyota Motor (JPY)	9,100	596
Winnebago (1)	200	6
		1,358
Distributors 0.0%
Keystone Automotive (2)	1,000	33
Pacific Brands (AUD) (1)	37,316	86
		119
Diversified Consumer Services 0.2%
Corinthian Colleges (2)	5,200	72
H&R Block	44,700	974
Matthews International	2,900	116
		1,162
Hotels, Restaurants & Leisure 0.7%
Accor (EUR) (1)	2,962	261
Applebee's	1,875	48
BJ's Restaurants (2)	1,700	35
CEC Entertainment (2)	950	40
International Game Technology	27,700	1,143
Las Vegas Sands (2)	300	26
Marriott, Class A	20,100	963
McDonald's	4,200	184
MGM Mirage (2)	4,600	327
Panera Bread, Class A (2)	1,200	73
PF Chang's China Bistro (1)(2)	800	35
Red Robin Gourmet Burgers (1)(2)	1,700	67
Ruby Tuesday	800	23
Sonic (2)	4,180	91
Texas Roadhouse, Class A (2)	400	6
The Cheesecake Factory (1)(2)	2,750	75
Wynn Resorts	8,600	843
		4,240
Household Durables 0.6%
Alpine Electronics (JPY)	3,400	64
Fortune Brands	2,000	161
Garmin	1,200	66
Harman International	11,800	1,170
Haseko (JPY) (2)	22,000	84
Jarden (2)	1,750	64
Meritage (2)	1,600	62
Newell Rubbermaid	55,200	1,690
Persimmon (GBP)	5,133	140
Sony (JPY)	6,500	337
Standard Pacific	1,900	49
		3,887
Internet & Catalog Retail 0.2%
Amazon.com (1)(2)	30,300	1,186
priceline.com (2)	1,300	68
		1,254
Leisure Equipment & Products 0.1%
Brunswick	1,700	56
MarineMax (2)	1,500	34
Nikon (JPY) (1)	8,000	183
Polaris Industries	200	10
Pool	1,768	62
		345
Media 1.1%
Aegis Group (GBP)	67,548	188
Belo Corporation, Class A	2,600	48
Comcast, Class A (2)	62,566	1,609
Disney	29,500	1,011
Emmis Communications	1,300	11
Entercom Communications (1)	900	26
Grupo Televisa, ADR	20,500	559
Informa (GBP)	11,622	129
New York Times, Class A	35,700	883
Publicis (EUR)	5,378	240
Sanomawsoy Oyj, Series B (EUR)	6,090	173
Scholastic (2)	2,900	101
Television Broadcasts (HKD)	7,000	46
Time Warner	25,800	525
Viacom, Class B (2)	15,614	610
Vivendi (EUR) (1)	6,679	263
WPP Group (GBP)	4,496	65
WPP Group, ADR	300	22
Young Broadcasting (2)	800	3
		6,512
Multiline Retail 0.8%
Big Lots (2)	1,600	40
Harvey Norman Holdings (AUD)	40,000	138
Kohl's (2)	28,600	1,973
Lotte Shopping, GDR (2)(3)	4,930	88
Nordstrom	27,100	1,439
Target	23,600	1,452
		5,130
Specialty Retail 0.8%
AC Moore Arts & Crafts (2)	600	12
AnnTaylor Stores (2)	3,400	121
Aoyama Trading (JPY)	1,400	44
Bed Bath & Beyond (2)	14,100	563
Best Buy	4,175	194
Borders Group	4,000	86
Christopher & Banks	1,525	28
Cost Plus (1)(2)	1,700	18
DSG International (GBP)	37,828	127
Esprit Holdings (HKD)	9,000	94
Hibbett Sports (2)	1,900	59
Home Depot	53,200	2,107
Hot Topic (1)(2)	3,200	34
J Crew Group (2)	400	14
Monro Muffler Brake	1,700	62
RadioShack	57,400	1,433
The Finish Line, Class A	900	11
Tween Brands (2)	1,600	57
Zale (2)	2,400	62
Zumiez (1)(2)	1,900	65
		5,191
Textiles, Apparel & Luxury Goods 0.1%
Adidas (EUR) (1)	3,656	180
Coach (2)	4,700	222
Nike, Class B	1,900	198
Under Armour (2)	500	23
Warnaco Group (2)	1,600	42
		665

Total Consumer Discretionary		30,529
CONSUMER STAPLES 2.8%

Beverages 0.6%
Cia Cervecerias Unidas, ADR	2,100	62
Coca-Cola	42,700	1,993
Kirin Brewery (JPY)	9,000	139
Lion Nathan (NZD)	11,415	75
PepsiCo	14,820	936
Pernod-Ricard (EUR) (1)	2,316	477
		3,682
Food & Staples Retailing 0.9%
Alliance Boots (GBP)	15,322	237
Casey's General Stores	3,600	90
CVS	89,600	2,814
Kesko (EUR) (1)	8,100	425
Pantry (2)	1,600	76
Seven & I (JPY) (1)	6,327	203
Sysco	14,400	475
Tesco (GBP)	42,025	355
Wal-Mart	20,600	995
Wild Oats Markets (1)(2)	1,800	33
		5,703
Food Products 0.4%
Associated British Foods (GBP)	15,074	243
General Mills	28,020	1,579
Goodman Fielder (AUD) (1)	39,200	70
Nestle (CHF)	1,178	438
Seneca Foods, Class A (2)	300	8
Seneca Foods, Class B (2)	200	6
Unilever (GBP)	3,873	104
		2,448
Household Products 0.6%
Colgate-Palmolive	21,900	1,475
Procter & Gamble	30,445	1,933
		3,408
Personal Products 0.0%
Bare Escentuals (2)	300	10
L'Oreal (EUR)	1,907	200
		210
Tobacco 0.3%
Altria Group	23,650	1,993
		1,993

Total Consumer Staples		17,444

ENERGY 3.0%

Energy Equipment & Services 1.2%
Baker Hughes	32,700	2,129
FMC Technologies (2)	1,100	72
Hanover Compressor (2)	3,500	77
Hydril (2)	700	67
Input/Output (1)(2)	2,700	37
Key Energy Services (2)	700	12
Saipem (EUR) (1)	9,912	266
Schlumberger	37,900	2,380
Seacor Holdings (2)	1,900	184
Smith International	39,000	1,599
Technip (EUR)	2,168	145
TGS Nopec Geophysical (NOK) (2)	7,900	162
Union Drilling (2)	800	10
W-H Energy Services (2)	1,100	46
		7,186
Oil, Gas & Consumable Fuels 1.8%
Bill Barrett (1)(2)	3,000	88
BP (GBP)	21,107	216
BP, ADR	22,002	1,356
Chevron	25,092	1,722
China Petroleum & Chemical (HKD)	206,000	165
Eni S.p.A. (EUR)	16,652	510
EOG Resources	5,700	386
ExxonMobil	39,130	2,805
Forest Oil (2)	3,350	107
Foundation Coal Holdings	2,100	69
Geomet (2)	2,200	18
Marathon Oil	12,100	1,098
Mariner Energy (2)	3,411	63
Murphy Oil	11,200	580
Nippon Mining (JPY)	9,500	79
Petroleo Brasileiro, ADR (1 ADR represents 1 preference share)	2,600	212
Royal Dutch Shell, ADR, Class B	4,627	301
Royal Dutch Shell, B Shares (GBP)	9,875	320
Total (EUR)	7,951	534
Total, ADR	11,300	761
		11,390

Total Energy		18,576
FINANCIALS 9.0%

Capital Markets 3.0%
Affiliated Managers Group (1)(2)	1,200	136
Ameriprise Financial	27,320	1,597
Charles Schwab	61,600	1,138
Close Brothers Group (GBP)	5,434	110
E*TRADE Financial (2)	45,700	1,055
Fortress Investment Group	1,000	30
Franklin Resources	15,700	1,843
Goldman Sachs	8,200	1,653
Investors Financial Services	1,200	70
Legg Mason	12,550	1,290
Macquarie Bank (AUD)	3,881	242
Marketaxess Holdings (1)(2)	1,900	27
Mellon Financial	42,500	1,846
Merrill Lynch	11,500	962
Morgan Stanley	16,500	1,236
Northern Trust	15,200	917
optionsXpress Holdings	1,300	30
Penson Worldwide (2)	1,900	52
Piper Jaffray Cos (2)	1,600	104
State Street	33,100	2,168
UBS (CHF)	33,032	1,950
		18,456
Commercial Banks 1.7%
Allied Irish Banks (EUR)	6,556	192
Australia & New Zealand Banking (AUD)	12,911	299
Banco Popolare di Verona (EUR) (1)	10,991	332
Banco Santander Central Hispano (EUR)	24,287	450
Bank of Ireland (EUR)	11,337	259
Barclays (GBP)	40,796	590
BNP Paribas (EUR)	4,188	436
Boston Private Financial (1)	1,500	43
Cascade Bancorp (1)	2,000	52
Chittenden	4,400	135
Citizens Banking	3,400	77
Danske Bank, A Shares (DKK)	7,800	360
DBS Group (SGD)	17,978	253
Fifth Third Bancorp	23,800	959
Frontier Financial (1)	1,500	39
Glacier Bancorp (1)	3,610	88
Grupo Financiero Banorte SAB de CV (MXN)	44,732	174
HBOS (GBP)	13,077	276
Intesa Sanpaolo (EUR)	44,625	324
KBC (EUR) (1)	1,700	206
Mitsubishi UFJ Financial (JPY)	21	258
NORDEA (SEK)	24,080	365
Pinnacle Financial Partners (1)(2)	1,300	40
Placer Sierra Bancshares	1,800	49
Preferred Bank, Los Angeles, California	600	25
Prosperity Bancshares (1)	2,300	80
Provident Bankshares	2,000	69
Resona Holdings (JPY) (1)	62	176
Royal Bank of Scotland (GBP)	23,261	914
Sandy Spring Bancorp	1,400	46
Seacoast Banking, Class A	1,300	31
Signature Bank (2)	1,200	37
Societe Generale, Class A (EUR) (2)	2,345	394
Standard Chartered (GBP)	6,906	193
Sumitomo Trust & Banking Company (JPY)	57,000	644
Svenska Handelsbanken, Class A (SEK)	9,391	269
Swedbank (SEK) (1)	4,800	164
Texas Capital Bancshares (1)(2)	1,800	36
The Bank of Yokohama (JPY)	28,000	231
United Community Banks	400	13
Valley National Bancorp (1)	3,354	84
Wells Fargo	27,200	944
WestAmerica (1)	2,400	118
Wintrust Financial	400	18
		10,742
Consumer Finance 0.6%
American Express	47,300	2,690
Public Financial Holdings (HKD)	148,000	113
SLM Corporation	14,100	601
		3,404
Diversified Financial Services 1.0%
Babcock & Brown (AUD) (1)	11,300	230
Bank of America	19,100	972
Chicago Mercantile Exchange Holdings	1,600	863
Citigroup	28,990	1,461
Deutsche Boerse (EUR)	2,120	425
Fortis (EUR)	5,078	217
IntercontinentalExchange (2)	3,100	468
JPMorgan Chase	31,868	1,574
Ricoh Leasing (JPY)	2,700	68
		6,278
Insurance 2.1%
Aegon (EUR)	12,129	239
American International Group	56,917	3,819
Assured Guaranty	4,000	113
Aviva (GBP)	20,005	320
AXA (EUR)	12,230	518
Bristol West Holdings	3,000	49
Employers Holdings (2)	800	16
First Mercury Financial (2)	300	7
Genworth Financial, Class A	26,800	948
Hartford Financial Services	5,700	539
Infinity Property & Casualty	2,100	97
Insurance Australia (AUD) (1)	35,202	168
Markel (2)	250	120
Marsh & McLennan	92,000	2,707
Milano Assicurazioni (EUR)	17,198	144
National Financial Partners	700	32
Ohio Casualty	5,400	161
Prudential Financial	13,400	1,219
QBE Insurance (AUD) (1)	10,318	260
Selective Insurance	1,800	44
Swiss Life Holding (CHF)	1,069	271
T&D Holdings (JPY)	3,100	224
Travelers Companies	24,400	1,238
Unipol S.p.A. (EUR)	14,700	57
		13,310
Real Estate Investment Trusts (REITs) 0.3%
DiamondRock Hospitality, REIT	1,800	32
EastGroup Properties, REIT	1,800	97
Equity Lifestyle Properties, REIT	600	34
Essex Property Trust, REIT	200	28
Galileo Shopping America Trust, REIT (AUD)	139,112	143
LaSalle Hotel Properties, REIT	1,000	44
Mirvac Group (AUD)	25,968	116
Parkway Properties, REIT	800	43
PS Business Parks, REIT	800	58
Simon Property Group, REIT	12,168	1,372
Washington SBI, REIT	1,700	68
		2,035
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD) (1)	176,000	177
Deutsche Euroshop (EUR)	2,031	152
Goldcrest Company (JPY)	2,010	117
Wheelock (HKD)	29,000	61
		507
Thrifts & Mortgage Finance 0.2%
Bradford Bingley (GBP)	16,824	144
Countrywide Financial	16,400	628
First Niagara Financial	6,300	89
Hypo Real Estate Holding (EUR) (1)	2,613	166
NewAlliance Bancshares (1)	5,900	93
		1,120

Total Financials		55,852
HEALTH CARE 6.5%

Biotechnology 1.1%
Actelion (CHF) (2)	606	132
Alexion Pharmaceutical (2)	700	26
Alkermes (2)	1,900	31
Altus Pharmaceuticals (2)	300	5
Amgen (2)	23,300	1,497
Amylin Pharmaceuticals (2)	900	35
Celgene (2)	16,500	879
Cephalon (2)	781	56
CSL Limited (AUD)	4,375	269
Cubist Pharmaceuticals (2)	2,000	40
CV Therapeutics (2)	200	3
Cytokinetics (2)	1,200	9
deCode genetics (2)	1,100	4
Genentech (2)	20,100	1,696
Gilead Sciences (2)	25,000	1,789
Incyte (2)	2,500	16
InterMune (1)(2)	2,400	73
Martek Biosciences (2)	1,700	38
Memory Pharmaceuticals (2)	1,000	3
Myriad Genetics (1)(2)	2,200	74
Neurocrine Biosciences (2)	1,000	13
ONYX Pharmaceuticals (2)	800	21
Rigel Pharmaceuticals (1)(2)	1,400	15
Senomyx (2)	1,300	16
Tercica (1)(2)	1,000	5
Theravance (2)	400	13
Trimeris (2)	1,400	16
Vertex Pharmaceuticals (2)	1,896	58
		6,832
Health Care Equipment & Supplies 1.4%
Alcon	1,500	187
Analogic	900	50
Baxter International	35,500	1,775
Boston Scientific (2)	126,500	2,063
DJO (2)	1,400	55
Edwards Lifesciences (1)(2)	1,200	61
Elekta, B Shares (SEK) (1)	8,383	179
Greatbatch (2)	1,500	39
Home Diagnostics (2)	500	6
Integra LifeSciences (2)	2,700	114
Medtronic	31,700	1,597
Northstar Neuroscience (2)	600	7
NuVasive (2)	900	21
NxStage Medical (2)	1,500	18
ResMed (1)(2)	3,100	148
St. Jude Medical (2)	22,900	908
Stereotaxis (1)(2)	1,600	19
Steris	2,100	54
Stryker	17,400	1,079
Terumo (JPY)	2,800	107
Thoratec (1)(2)	3,100	61
Wright Medical Group (2)	2,600	58
		8,606
Health Care Providers & Services 1.9%
Aetna	21,100	934
AMERIGROUP (2)	1,200	40
AmerisourceBergen	26,200	1,380
Animal Health International (2)	300	4
Cardinal Health	4,000	280
Caremark Rx	23,000	1,417
Celesio (EUR)	3,147	178
Centene (2)	2,800	68
Express Scripts (2)	10,300	777
HealthExtras (2)	2,200	58
Henry Schein (2)	2,500	130
Humana (2)	7,900	473
Laboratory Corporation of America (2)	1,700	136
LifePoint Hospitals (2)	2,600	95
Medco (2)	15,700	1,061
Odyssey Healthcare (1)(2)	500	7
Sunrise Senior Living (2)	5,700	223
Symbion (1)(2)	1,900	40
United Surgical Partners International (2)	3,500	107
UnitedHealth Group	52,900	2,761
Visicu (2)	100	1
VistaCare, Class A (1)(2)	1,000	9
WellPoint (2)	19,300	1,532
		11,711
Life Sciences Tools & Services 0.0%
Exelixis (2)	2,500	25
Nektar Therapeutics (2)	400	5
Thermo Fisher Scientific (2)	5,000	226
		256
Pharmaceuticals 2.1%
Alexza Pharmaceuticals (2)	500	5
Allergan	3,700	413
Atherogenics (1)(2)	2,200	24
Cadence Pharmaceuticals (2)	400	6
Eisai (JPY)	3,700	189
Eli Lilly	4,200	221
GlaxoSmithKline (GBP)	14,054	394
GlaxoSmithKline, ADR	6,000	337
Inspire Pharmaceuticals (1)(2)	2,600	18
Johnson & Johnson	7,400	466
Kobayashi Pharmaceutical (JPY)	2,000	76
Medicines Company (1)(2)	1,200	32
Medicis Pharmaceutical, Class A (1)	2,500	91
Merck	71,400	3,153
Novartis, Regulation D Shares (CHF) (1)	26,230	1,457
Noven Pharmaceuticals (2)	2,200	54
Roche Holding (CHF)	6,585	1,172
Sanofi-Aventis (EUR) (1)	6,680	567
Schering-Plough	47,300	1,111
Sepracor (1)(2)	10,100	531
Takeda Chemical Industries (JPY) (1)	3,300	227
Wyeth	52,060	2,547
Xenoport (2)	1,200	31
		13,122

Total Health Care		40,527

INDUSTRIALS & BUSINESS SERVICES 4.9%

Aerospace & Defense 0.5%
Argon ST (2)	900	22
Armor Holdings (2)	2,300	146
Finmeccanica S.p.A. (EUR) (1)	4,337	128
General Dynamics	10,900	833
Lockheed Martin	10,000	973
Moog, Class A (2)	2,100	80
QinetiQ (GBP)	21,100	79
Rockwell Collins	6,300	413
Rolls-Royce (GBP) (2)	12,431	120
Teledyne Technologies (2)	3,000	114
United Technologies	1,200	79
		2,987
Air Freight & Logistics 0.2%
EGL (2)	2,600	92
Expeditors International of Washington	15,000	673
Pacer International	700	19
Panalpina Welttransport Holding (CHF)	1,288	200
UTi Worldwide	2,100	63
Yusen Air & Sea Service (JPY) (1)	4,000	96
		1,143
Airlines 0.1%
AirTran (2)	3,200	33
All Nippon Airways (JPY)	34,000	133
British Airways (GBP) (2)	12,700	134
Frontier Airlines Holdings (2)	1,400	9
Gol Linhas Aereas Inteligentes, ADR	3,500	100
Midwest Air Group (2)	1,100	14
		423
Building Products 0.0%
JS Group (JPY)	5,000	113
Nichias (JPY)	11,000	96
Simpson Manufacturing	1,000	33
		242
Commercial Services & Supplies 0.4%
Angelica	1,600	44
G & K Services	2,100	79
Kforce (2)	2,900	39
LECG (2)	2,500	34
Multi-Color	900	31
Pike Electric (2)	1,700	31
R.R. Donnelley	26,300	952
Resources Global Professionals (1)(2)	3,100	100
Ritchie Bros Auctioneers	1,400	80
Synagro Technologies (1)	4,700	27
Waste Connections (2)	2,100	93
Waste Management	35,306	1,202
		2,712
Construction & Engineering 0.1%
Acciona (EUR)	2,432	486
Infrasource Services (2)	700	17
Insituform Technologies (2)	1,400	36
		539
Electrical Equipment 0.1%
A.O. Smith	3,750	145
Baldor Electric	3,700	135
Belden CDT	2,500	116
Franklin Electric	400	19
Mitsubishi Electric (JPY)	22,000	220
Woodward Governor	600	25
		660
Industrial Conglomerates 1.6%
DCC (EUR)	11,984	404
GE	180,400	6,300
Hutchison Whampoa (HKD)	10,300	98
Orkla (NOK) (1)	3,860	251
Sembcorp (SGD)	74,060	214
Tomkins (GBP)	25,054	126
Tyco International	87,600	2,701
		10,094
Machinery 1.3%
3-D Systems (1)(2)	800	14
Accuride (2)	3,000	40
Actuant, Class A (1)	2,160	113
Cargotec (EUR) (1)	5,241	308
Cascade	900	51
Danaher	40,800	2,923
Deere	21,400	2,320
ESCO Technologies (2)	1,900	83
Fanuc (JPY)	1,600	143
Graco	1,900	77
Harsco	2,000	172
IDEX	850	44
Illinois Tool Works	10,300	532
Joy Global	6,300	279
Lindsay (1)	1,800	62
NSK (JPY) (1)	13,000	113
RBC Bearings (2)	2,100	69
Toro	3,200	168
Volvo, Series B (SEK)	2,900	223
		7,734
Marine 0.0%
Nippon Yusen (JPY)	20,000	158
		158
Road & Rail 0.4%
Arriva (GBP)	7,735	108
Burlington Northern Santa Fe	16,100	1,275
Heartland Express	1,212	20
Knight Transportation (1)	4,500	84
Norfolk Southern	24,500	1,161
Ryder System	600	31
		2,679
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	4,400	105
Electro Rent (2)	1,100	17
H&E Equipment Services (2)	2,400	63
Interline Brands (2)	2,400	51
Mitsui (JPY) (1)	14,000	251
NuCo2 (2)	1,800	44
Sumitomo (JPY) (1)	12,000	215
Transdigm Group (2)	500	16
Univar NV (EUR)	2,813	146
		908
Transportation Infrastructure 0.0%
BBA Aviation (GBP)	17,400	93
Macquarie Infrastructure, Equity Units (AUD) (1)	29,911	91
		184

Total Industrials & Business Services		30,463
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 1.5%
Acme Packet (2)	300	5
ADTRAN	2,200	51
Alcatel-Lucent, ADR	63,928	820
Cisco Systems (2)	87,000	2,257
Corning (2)	108,600	2,240
Finisar (1)(2)	12,600	40
IXIA (2)	1,600	18
Juniper Networks (2)	51,700	978
LM Ericsson (SEK)	154,900	553
Nokia (EUR)	21,134	461
Nokia, ADR	45,500	993
Optium (2)	600	14
QUALCOMM	22,200	894
Tekelec (1)(2)	1,100	14
		9,338
Computers & Peripherals 0.4%
Acer (TWD)	11,220	21
Apple (2)	16,000	1,354
Dell (2)	16,700	381
EMC (2)	42,400	591
Emulex (2)	2,100	37
Hewlett-Packard	2,000	79
Intermec (1)(2)	900	20
Neoware (2)	1,000	12
Palm (2)	6,200	103
Synaptics (2)	1,100	27
Wacom (JPY)	33	84
Xyratex (2)	2,500	57
		2,766
Electronic Equipment & Instruments 0.1%
Cogent (1)(2)	600	7
DTS (2)	1,200	29
Esprinet (EUR)	4,800	96
Global Imaging Systems (2)	400	8
Hamamatsu Photonics (JPY) (1)	6,800	201
HOYA (JPY)	2,700	93
IPG Photonics (2)	200	5
KEMET (2)	3,700	29
Littelfuse (1)(2)	1,700	63
Measurement Specialties (2)	50	1
Methode Electronics	2,500	27
MTS Systems	1,800	68
National Instruments	1,400	37
Newport (2)	1,600	29
Orbotech (2)	1,600	36
Plexus (2)	700	11
Scansource (1)(2)	1,300	36
Star Micronics (JPY)	6,600	141
Venture (SGD)	7,000	63
		980
Internet Software & Services 0.9%
24/7 Media (1)(2)	3,800	37
Bankrate (1)(2)	1,300	53
CNET Networks (2)	5,400	47
Digital River (2)	1,100	61
eBay (2)	28,100	901
Google, Class A (2)	6,000	2,697
Monster Worldwide (2)	15,000	748
Websense (2)	1,900	43
WebSideStory (2)	900	11
Yahoo! (2)	27,100	836
		5,434
IT Services 0.8%
Automatic Data Processing	31,200	1,553
CACI International, Class A (2)	1,300	61
First Data	63,700	1,626
Global Payments	2,500	96
Heartland Payment Systems (1)	1,000	25
Logica (GBP)	17,111	57
Maximus	300	9
MPS Group (2)	5,200	75
Paychex	2,500	102
RightNow Technologies (1)(2)	2,900	48
transcosmos (JPY) (1)	4,600	103
Western Union	63,700	1,380
		5,135
Office Electronics 0.1%
Canon (JPY)	7,100	384
Neopost (EUR)	1,041	134
		518
Semiconductor & Semiconductor Equipment 1.7%
Advanced Analogic Technologies (2)	3,100	20
AMIS Holdings (2)	1,400	16
Analog Devices	23,100	837
Applied Materials	18,800	349
ASML Holding, ADS (2)	14,000	344
Atheros Communications (2)	1,000	25
ATMI (2)	700	23
Brooks-Pri Automation (2)	2,600	40
Cabot Microelectronics (1)(2)	1,000	33
Conexant Systems (1)(2)	28,000	56
Cymer (2)	1,400	58
Diodes (2)	800	30
Entegris (2)	7,852	87
Exar (2)	2,300	31
FEI (2)	2,500	82
Intel	107,800	2,140
Lattice Semiconductor (2)	3,400	21
Linear Technology	2,400	80
Marvell Technology Group (2)	67,900	1,393
Mattson Technology (2)	2,500	22
Maxim Integrated Products	38,300	1,254
MKS Instruments (2)	1,600	39
Nextest Systems (2)	1,700	21
ON Semiconductor (2)	500	5
PDF Solutions (1)(2)	2,800	32
Power Integrations (2)	1,800	47
Semitool (2)	200	3
Semtech (2)	3,400	49
Silicon Laboratories (2)	1,700	51
SOITEC (EUR) (1)(2)	5,330	147
Standard Microsystems (2)	1,300	37
Texas Instruments	57,400	1,777
Tokyo Electron (JPY) (1)	2,700	198
Virage Logic (2)	500	4
Volterra Semiconductor (2)	1,500	21
Xilinx	38,400	984
Zarlink Semiconductor (2)	7,500	15
		10,371
Software 1.6%
Adobe Systems (2)	21,200	832
Altiris (2)	1,400	46
Autodesk (2)	18,000	741
Bottomline Technologies (1)(2)	1,300	16
Catapult Communications (2)	900	9
Electronic Arts (2)	6,000	303
FactSet Research Systems	2,250	137
Hyperion Solutions (2)	1,650	71
Intuit (2)	12,100	357
Jack Henry & Associates	6,500	152
Kronos (2)	800	32
Microsoft	208,600	5,876
Motive (1)(2)	1,600	5
Oracle (2)	61,200	1,006
Progress Software (1)(2)	1,800	50
Quest Software (2)	3,300	54
Red Hat (2)	1,700	38
SPSS (2)	900	31
THQ (2)	2,100	68
TomTom (EUR) (1)(2)	2,583	110
Wind River Systems (2)	2,500	26
		9,960

Total Information Technology		44,502
MATERIALS 2.6%

Chemicals 1.2%
Arch Chemicals	2,500	77
Asahi Kasei (JPY)	16,000	117
BASF (EUR)	1,929	196
Dow Chemical	21,100	924
DuPont	42,302	2,147
Ferro	2,400	51
Koninklijke DSM NV (EUR)	3,702	160
MacDermid	1,100	38
Material Sciences (2)	1,400	15
Minerals Technologies	300	19
Mitsubishi Gas Chemical (JPY)	22,000	238
Monsanto	17,800	938
Potash Corp of Saskatchewan	14,000	2,209
Symyx Technologies (2)	1,200	20
Tosoh (JPY)	24,000	123
Wacker Chemie (EUR) (1)	700	107
		7,379
Construction Materials 0.1%
Boral (AUD) (1)	18,931	126
CEMEX, Equity Units (MXN)	26,784	91
Holcim (CHF)	1,621	161
		378
Containers & Packaging 0.0%
Chesapeake Corporation	1,500	23
Smurfit-Stone Container (2)	400	5
		28
Metals & Mining 1.0%
BlueScope Steel (AUD) (1)	31,222	230
Gibraltar Industries	1,200	28
Lihir Gold (AUD) (2)	16,040	42
Meridian Gold (2)	3,600	99
Nippon Steel (JPY) (1)	60,000	409
Nucor	15,300	931
Phelps Dodge	27,200	3,398
Rio Tinto (AUD) (1)	7,930	473
SSAB Svenskt Stal, Series A (SEK)	23,544	629
ThyssenKrupp (EUR)	4,924	241
		6,480
Paper & Forest Products 0.3%
International Paper	31,300	1,127
Weyerhaeuser	8,800	756
		1,883

Total Materials		16,148
TELECOMMUNICATION SERVICES 1.2%

Diversified Telecommunication Services 0.2%
NTELOS (2)	1,700	32
Premiere Global Services (2)	2,000	21
Telefonica SA (EUR)	15,514	333
Telenor ASA (NOK)	16,700	309
TeliaSonera (SEK)	36,500	306
Telstra (AUD)	45,800	155
Time Warner Telecom, Class A (2)	3,100	68
		1,224
Wireless Telecommunication Services 1.0%
America Movil, ADR, Series L	31,400	1,375
American Tower Systems, Class A (2)	42,700	1,654
Bouygues (EUR) (1)	4,480	312
KDDI (JPY) (1)	39	306
Rogers Communications, Class B	31,000	1,012
SBA Communications (2)	900	24
Sprint Nextel	61,200	1,180
Starhub (SGD)	99,285	185
Vodafone, ADR	19,812	553
		6,601

Total Telecommunication Services		7,825
UTILITIES 0.8%

Electric Utilities 0.5%
Cleco	1,400	37
E.ON AG (EUR)	5,674	743
El Paso Electric (2)	1,500	35
Empire District Electronics	1,500	36
Exelon	13,474	888
FirstEnergy	13,919	871
TEPCO (JPY)	8,600	300
Unisource Energy	2,600	99
		3,009
Gas Utilities 0.0%
SEMCO Energy (2)	2,200	17
Southwest Gas (1)	2,600	96
		113
Independent Power Producers & Energy Traders 0.2%
TXU	13,300	880
		880
Multi-Utilities 0.1%
AEM S.p.A. (EUR) (1)	46,359	156
Alinta (AUD) (1)	19,403	218
Black Hills	900	33
United Utilities (GBP)	22,749	324
		731
Total Utilities		4,733

Total Common Stocks (Cost $186,013)		266,599
PREFERRED STOCKS 0.0%
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Fresenius (EUR)	2,808	208
Total Preferred Stocks (Cost $53)		208
CORPORATE BONDS 7.6%
3M Company, 5.125%, 11/6/09	100,000	101
ACE INA Holdings, 5.70%, 2/15/17	305,000	310
ACE INA Holdings, 5.875%, 6/15/14	165,000	170
AGFC Capital Trust I, 6.00%, 1/15/67 (3)	130,000	132
Alabama Power, VR, 5.55%, 8/25/09	120,000	120
Alcan Aluminum, 5.00%, 6/1/15	295,000	286
Alcoa, 6.00%, 1/15/12	180,000	186
Amerada Hess, 7.875%, 10/1/29	100,000	120
America Movil, 6.375%, 3/1/35	300,000	301
American Express, 5.25%, 9/12/11	255,000	257
American General Finance, 5.40%, 12/1/15	280,000	280
Amgen, 4.00%, 11/18/09	240,000	234
Apache, 6.00%, 1/15/37	92,000	94
Appalachian Power, 6.375%, 4/1/36	140,000	149
Archstone-Smith Operating Trust, 5.25%, 5/1/15	190,000	188
AT&T, 5.30%, 11/15/10	155,000	156
AT&T, 5.625%, 6/15/16	590,000	597
AT&T, 6.45%, 6/15/34	335,000	354
AT&T Broadband, 8.375%, 3/15/13	350,000	405
AT&T Wireless, 7.875%, 3/1/11	165,000	181
Atmos Energy, 4.00%, 10/15/09	210,000	204
Avalonbay Communities, 6.125%, 11/1/12	165,000	172
Baker Hughes, 6.875%, 1/15/29	250,000	282
Baltimore Gas & Electric, 5.90%, 10/1/16 (3)	325,000	334
Bank of America, 4.875%, 9/15/12	310,000	308
Bank of America, 5.75%, 8/15/16	235,000	243
Bank of America Capital Trust, 5.625%, 3/8/35	525,000	506
Bank One, 5.25%, 1/30/13	835,000	838
Barclays Bank, 5.926%, 12/31/49 (Tender 12/15/16) (3)	110,000	112
BB&T Capital Trust, 6.75%, 6/7/36	365,000	409
Bear Stearns Companies, 5.50%, 8/15/11	220,000	224
Bear Stearns Companies, 5.55%, 1/22/17	120,000	121
BHP Finance, 4.80%, 4/15/13	335,000	329
Black Hills, 6.50%, 5/15/13	160,000	162
Boardwalk Pipelines, 5.50%, 2/1/17	50,000	49
Boeing Capital, 6.10%, 3/1/11	270,000	281
Bunge Limited Finance, 4.375%, 12/15/08	225,000	222
Capital One Bank, 6.50%, 6/13/13	420,000	446
Cardinal Health, VR, 5.63%, 10/2/09 (3)	205,000	205
CE Electric UK Funding, 6.995%, 12/30/07 (3)	165,000	165
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	190,000	184
Centerpoint Energy, 7.25%, 9/1/10	140,000	149
Centex, 5.45%, 8/15/12	215,000	215
Cisco Systems, 5.25%, 2/22/11	240,000	242
CIT Group, 6.00%, 4/1/36	170,000	172
Citigroup, 5.00%, 9/15/14	350,000	345
Citigroup, 5.30%, 1/7/16	240,000	241
Comcast, 4.95%, 6/15/16	140,000	135
Comcast, 5.875%, 2/15/18	265,000	270
ConocoPhillips, 5.90%, 10/15/32	270,000	280
Costco Wholesale, 5.30%, 3/15/12	220,000	223
Countrywide Financial, 6.25%, 5/15/16	243,000	249
Cox Communications, 7.125%, 10/1/12	295,000	320
CRH America, 6.00%, 9/30/16	275,000	284
CS First Boston, 5.50%, 8/16/11	190,000	193
CSX, 6.00%, 10/1/36	150,000	152
D.R. Horton, 6.50%, 4/15/16	230,000	238
DaimlerChrysler, VR, 5.81%, 8/3/09	180,000	181
Devon Financing, 6.875%, 9/30/11	265,000	283
Diageo Capital, 5.125%, 1/30/12	350,000	350
Diamond Offshore Drilling, 4.875%, 7/1/15	145,000	137
Diamond Offshore Drilling, 5.15%, 9/1/14	120,000	117
Dow Chemical, 6.125%, 2/1/11	140,000	144
Du Pont, 5.60%, 12/15/36	330,000	323
Dun & Bradstreet, 5.50%, 3/15/11	130,000	131
El Paso Electric, 6.00%, 5/15/35	225,000	220
Emerson Electric, 4.75%, 10/15/15	215,000	208
EnCana Holdings Finance, 5.80%, 5/1/14	215,000	220
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	175,000	174
Exelon Generation, 5.35%, 1/15/14	300,000	297
Federal Realty Investment Trust, 6.00%, 7/15/12	100,000	103
First Union, 6.40%, 4/1/08	85,000	86
FirstEnergy, 6.45%, 11/15/11	215,000	226
Florida Power & Light, 6.20%, 6/1/36	100,000	109
Ford Motor Credit, 5.80%, 1/12/09	370,000	364
Fortune Brands, 5.125%, 1/15/11	150,000	149
France Telecom, STEP, 7.75%, 3/1/11	160,000	175
Franklin Resources, 3.70%, 4/15/08	65,000	64
Fund American Companies, 5.875%, 5/15/13	200,000	202
GATX, 5.50%, 2/15/12	190,000	191
GE Capital, 5.375%, 10/20/16	400,000	404
GE Capital, 5.875%, 2/15/12	450,000	466
GE Capital, 6.00%, 6/15/12	805,000	839
Genentech, 4.75%, 7/15/15	175,000	169
Genworth Financial, 5.75%, 6/15/14	200,000	205
Genworth Financial, 6.15%, 11/15/66	120,000	120
Goldman Sachs Capital I, 6.345%, 2/15/34	790,000	807
Halliburton, 5.50%, 10/15/10	300,000	304
Harrah's Operating, 5.50%, 7/1/10	235,000	232
Hartford Financial Services, 4.75%, 3/1/14	275,000	266
Hartford Financial Services, 5.25%, 10/15/11	150,000	151
HBOS, 6.00%, 11/1/33 (3)	395,000	407
Highmark, 6.80%, 8/15/13 (3)	160,000	168
Home Depot, 5.40%, 3/1/16	650,000	640
HSBC Finance, 5.00%, 6/30/15	250,000	244
HSBC Finance, 5.50%, 1/19/16	450,000	451
HSBC Holdings, 6.50%, 5/2/36	130,000	144
Huntington National Bank, 4.375%, 1/15/10	205,000	201
International Lease Finance, 5.45%, 3/24/11	250,000	253
International Speedway, 4.20%, 4/15/09	95,000	93
J.C. Penney, 9.00%, 8/1/12	175,000	203
Jefferies Group, 6.25%, 1/15/36	185,000	184
John Deere Capital, 7.00%, 3/15/12	205,000	222
JPMorgan Chase Capital XXll, 6.45%, 2/2/37	220,000	228
Kinder Morgan Finance, 5.70%, 1/5/16	280,000	268
Kroger, 8.05%, 2/1/10	290,000	312
Lafarge, 6.15%, 7/15/11	110,000	114
Legg Mason, 6.75%, 7/2/08	105,000	107
Lehman Brothers, 5.75%, 1/3/17	330,000	338
Lennar, 5.60%, 5/31/15	300,000	295
Mangrove Bay Trust, 6.102%, 7/15/33 (3)	110,000	108
Marsh & McLennan, 5.375%, 7/15/14	270,000	265
MBNA America Bank, 4.625%, 8/3/09	215,000	213
McCormick & Co., 5.20%, 12/15/15	210,000	207
MDC Holdings, 5.50%, 5/15/13	270,000	264
Medtronic, 4.75%, 9/15/15	285,000	269
Merrill Lynch, 6.05%, 5/16/16	435,000	453
Merrill Lynch, 6.22%, 9/15/26	275,000	287
MetLife, 6.125%, 12/1/11	240,000	250
MidAmerican Energy, 6.125%, 4/1/36	200,000	207
Mizuho Capital Markets, 6.686%, 12/31/49 (3)	80,000	82
Monongahela Power, 5.70%, 3/15/17 (3)	245,000	247
Morgan Stanley, 6.25%, 8/9/26	90,000	96
MUFG Capital Finance, 6.346%, 7/25/49	100,000	103
Nationwide Financial Services, 5.90%, 7/1/12	225,000	232
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	115,000	114
Newmont Mining, 5.875%, 4/1/35	120,000	115
News America, 6.15%, 3/1/37 (3)	450,000	453
News America, 6.40%, 12/15/35	240,000	250
NLV Financial, 7.50%, 8/15/33 (3)	140,000	157
Norfolk Southern, 6.00%, 4/30/08	285,000	288
Northern Trust, 4.60%, 2/1/13	120,000	117
Northern Trust, 5.30%, 8/29/11	162,000	164
Northrop Grumman, 7.125%, 2/15/11	225,000	241
NVR, 5.00%, 6/15/10	105,000	103
Oracle, 5.00%, 1/15/11	270,000	270
Owens Corning, 6.50%, 12/1/16 (3)	80,000	82
Pacific Gas & Electric, 4.80%, 3/1/14	165,000	161
Panhandle Eastern Pipeline, 4.80%, 8/15/08	90,000	89
Petro-Canada, 5.95%, 5/15/35	195,000	192
PNC Funding, 5.625%, 2/1/17	230,000	234
Principal Financial Group, 6.05%, 10/15/36	185,000	193
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	210,000	209
Procter & Gamble, 4.95%, 8/15/14	445,000	441
Progress Energy, 5.625%, 1/15/16	245,000	250
Public Service Electric & Gas, 5.70%, 12/1/36	330,000	332
Public Service of New Mexico, 4.40%, 9/15/08	190,000	188
Pulte Homes, 5.20%, 2/15/15	270,000	261
Reckson Operating Partnership, 6.00%, 3/31/16	165,000	163
Residential Capital, 6.125%, 11/21/08	145,000	146
Rogers Cable, 5.50%, 3/15/14	175,000	172
Sabmiller, 6.20%, 7/1/11 (3)	295,000	306
Sealed Air, 5.375%, 4/15/08 (3)	180,000	179
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	95,000	108
Simon Property Group, 5.75%, 12/1/15	340,000	349
SLM Corporation, VR, 3.10%, 4/1/09 (Tender 3/1/07)	165,000	159
SLM Corporation, VR, 5.56%, 1/26/09	250,000	251
Southern, 5.30%, 1/15/12	110,000	111
Southern California Edison, 4.65%, 4/1/15	265,000	256
Southern California Gas, 5.75%, 11/15/35	330,000	336
Sovereign Capital Trust VI, 7.908%, 6/13/36	225,000	259
Sprint Capital, 6.875%, 11/15/28	50,000	52
Sun Life Financial Global Funding, VR, 5.614%, 10/6/13 (3)	280,000	282
Sunoco, 5.75%, 1/15/17	220,000	219
Target, 4.00%, 6/15/13	295,000	277
Telecom Italia Capital, 5.25%, 11/15/13	735,000	716
Telefonica Emisiones, 6.421%, 6/20/16	260,000	273
Telefonos de Mexico, 5.50%, 1/27/15	240,000	238
Telus, 8.00%, 6/1/11	270,000	297
Teva Pharmaceutical Finance, 5.55%, 2/1/16	105,000	104
Time Warner, 5.50%, 11/15/11	200,000	202
Time Warner Entertainment, 7.25%, 9/1/08	225,000	231
Time Warner Entertainment, 8.375%, 3/15/23	235,000	287
Torchmark, 6.375%, 6/15/16	180,000	190
Transatlantic Holdings, 5.75%, 12/14/15	185,000	187
Tyco International, 6.375%, 10/15/11	270,000	286
U.S. Bancorp, 4.50%, 7/29/10	300,000	296
Union Electric Company, 5.40%, 2/1/16	325,000	324
United Technologies, 5.40%, 5/1/35	130,000	128
Vale Overseas, 6.875%, 11/21/36	250,000	264
Valero Energy, 3.50%, 4/1/09	185,000	179
Verizon Communications, 5.555%, 2/15/16	450,000	453
Verizon Global Funding, 7.75%, 12/1/30	175,000	209
Viacom, 6.25%, 4/30/16	335,000	343
Virginia Electric & Power, 6.00%, 1/15/36	225,000	233
Vodafone Group, 5.625%, 2/27/17	240,000	240
Wachovia, 5.50%, 8/1/35	125,000	121
Wachovia Bank, 4.875%, 2/1/15	350,000	340
Wal-Mart Stores, 5.25%, 9/1/35	220,000	207
Webster Financial, 5.125%, 4/15/14	200,000	195
WellPoint, 5.00%, 1/15/11	150,000	149
Wells Fargo, 4.875%, 1/12/11	245,000	244
Wells Fargo Bank, 4.75%, 2/9/15	300,000	290
Westar Energy, 5.10%, 7/15/20	115,000	110
WM Wrigley, 4.65%, 7/15/15	85,000	82
WPD Holdings, 6.875%, 12/15/07 (3)	120,000	121
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	100,000	100
XTO Energy, 5.65%, 4/1/16	150,000	151
Total Corporate Bonds (Cost $46,419)		47,016

ASSET-BACKED SECURITIES 1.5%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	525,000	532
Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	1,125,000	1,126
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	77,740	78
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	325,000	325
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	1,125,000	1,128
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	165,000	166
Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
5.62%, 11/17/14	1,350,000	1,352
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	35,447	35
Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	375,000	399

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	290,000	291

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	375,000	371

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	375,000	376

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	661,229	671

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (3)	268,160	269

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	350,000	342

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	500,000	524

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	475,000	513

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	375,000	384

Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	675,000	684

Total Asset-Backed Securities (Cost $9,523)		9,566
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.9%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	400,000	391

Banc of America Commercial Mortgage
Series 2006-6, Class A4, CMO
5.356%, 12/10/16	330,000	332

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, ARM
4.259%, 1/25/34	424,699	418

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.112%, 2/25/34	219,528	215

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	105,863	104

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.749%, 9/25/34	122,931	121

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.91%, 10/25/34	132,060	131

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, ARM
4.463%, 2/25/35	1,060,685	1,041

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	539,142	536

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.269%, 11/25/35	272,293	271

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	300,000	294

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	714,953	714
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	375,000	360

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	450,000	441

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CM0
4.274%, 2/13/42	261,610	257

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	441,839	440

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	1,100,000	1,139

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	1,075,000	1,097

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, CMO, ARM
4.70%, 8/27/35	755,097	747

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, CMO, ARM
5.591%, 3/25/36	288,472	289

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.225%, 7/15/44	450,000	449

Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	1,200,000	1,232

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	239,159	236

Credit Suisse First Boston Mortgage Securities
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	550,000	534

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	750,000	760
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	350,000	363

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	460,000	482

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	444,470	444

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO
6.70%, 4/15/34	375,000	396

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	59,326	59

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	160,000	155

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	1,025,000	1,004

Greenwich Capital Commerical Funding
Series 2007-GG9, Class A4, CMO
5.444%, 1/10/17	825,000	834

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, CMO, ARM
4.56%, 9/25/35	610,146	603

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/33	733,215	744

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	456,739	472

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	725,000	711

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.179%, 12/15/44	650,000	645
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	1,000,000	1,014

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	685,595	671

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	1,225,000	1,181

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	475,000	469

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	925,000	899

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	775,000	769

Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, CMO, VR
5.172%, 12/12/49	875,000	866

Morgan Stanley Capital I
Series 2007-T25, Class A3, CMO
5.514%, 11/12/49	700,000	721

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	350,000	361

Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	1,200,000	1,227

Washington Mutual Securities PTC
Series 2004-AR1, Class A, CMO, ARM
4.229%, 3/25/34	130,856	129

Washington Mutual Securities PTC
Series 2005-AR3, Class A2, CMO, ARM
4.639%, 3/25/35	245,067	243

Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.807%, 1/25/34	484,998	476
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.544%, 3/25/35	241,335	238
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.039%, 9/25/36	992,994	1,008
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.689%, 10/25/36	889,568	894
Total Non-U.S. Government Mortgage-Backed Securities (Cost $30,715)		30,627

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 13.5%
U.S. Government Agency Obligations (4) 12.7%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 9/1/35	1,319,498	1,259
5.00%, 12/1/08 - 11/1/35	4,652,963	4,545
5.50%, 3/1/18 - 12/1/33	2,002,228	2,011
6.00%, 10/1/16 - 3/1/33	1,581,431	1,605
6.50%, 3/1/32 - 9/1/34	1,097,151	1,123
7.00%, 11/1/30 - 6/1/32	63,875	66
Federal Home Loan Mortgage, ARM
4.483%, 9/1/32	48,102	48
4.587%, 9/1/35	416,836	407
4.708%, 8/1/35	322,603	317
4.757%, 7/1/35	104,595	105
5.06%, 11/1/35	226,134	224
5.072%, 3/1/36	415,610	413
5.14%, 1/1/36	1,169,360	1,177
5.37%, 2/1/37	1,550,000	1,550
5.405%, 1/1/36	113,521	113
5.43%, 2/1/37	694,241	695
5.481%, 2/1/37	1,200,000	1,205
5.996%, 12/1/36	918,945	928
6.018%, 11/1/36	668,188	675
6.058%, 10/1/36	738,689	746
6.129%, 10/1/36	786,003	797
6.22%, 8/1/36	852,131	868
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	1,697,171	1,704
6.50%, 8/15/30	836,307	858
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11 - 4/15/18	662,323	49
Federal National Mortgage Assn.
4.50%, 5/1/18 - 8/1/35	7,841,079	7,550
5.00%, 6/1/18 - 2/1/37	11,815,488	11,510
5.50%, 1/1/17 - 12/1/36	15,965,059	15,896
6.00%, 3/1/21 - 9/1/35	8,042,703	8,133
6.50%, 12/1/10 - 12/1/36	4,110,232	4,194
7.00%, 1/1/31 - 7/1/32	64,089	66
Federal National Mortgage Assn., ARM
4.612%, 9/1/35	391,423	384
4.792%, 11/1/35	331,080	331
4.80%, 6/1/35	190,810	191
5.044%, 7/1/35	705,718	699
5.045%, 8/1/36	741,292	738
5.046%, 1/1/37	274,975	274
5.112%, 10/1/35	260,198	260
5.319%, 12/1/35	198,785	200
5.351%, 12/1/35	230,025	231
5.524%, 12/1/35	346,359	349
5.548%, 7/1/36	907,647	915
5.65%, 1/1/36	901,134	908
5.677%, 12/1/35	105,585	106
5.986%, 9/1/36	280,867	284
6.00%, 8/1/36	615,378	627
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	225,895	222
5.00%, 3/25/15	651,872	649
5.50%, 5/25/27	521,666	522
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	58,542	4
6.50%, 2/1/32	51,068	12
		78,743
U.S. Government Obligations 0.8%
Government National Mortgage Assn.
4.50%, 8/20/35 - 11/20/35	833,735	790
5.00%, 7/15/33 - 10/20/33	2,961,751	2,900
5.50%, 7/15/33 - 11/15/34	558,827	558
6.00%, 5/15/26 - 1/20/35	445,329	452
6.50%, 2/15/28 - 9/20/34	361,189	372
7.00%, 3/15/13 - 7/20/27	116,556	120
7.50%, 11/15/25 - 6/15/32	29,075	30
8.00%, 2/15/22 - 10/20/25	13,816	14
		5,236

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $84,191)		83,979

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 9.6%
U.S. Government Agency Obligations (4) 1.9%
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	1,080,000	1,098
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	700,000	716
Federal Home Loan Bank, 5.60%, 6/28/11	530,000	544
Federal Home Loan Mortgage, 4.125%, 10/18/10 (1)	975,000	954
Federal Home Loan Mortgage, 4.875%, 3/15/07 (1)	2,750,000	2,750
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	690,000	694
Federal Home Loan Mortgage, 5.125%, 2/27/09	440,000	442
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	2,040,000	1,991
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	500,000	490
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	400,000	398
Federal National Mortgage Assn., 5.75%, 2/15/08 (1)	210,000	211
Federal National Mortgage Assn., 6.00%, 5/15/11 (1)	700,000	731
Federal National Mortgage Assn., 7.125%, 6/15/10 (1)	535,000	572
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	65,000	82
		11,673
U.S. Treasury Obligations 7.7%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	1,230,000	1,192
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)	660,000	668
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	1,130,000	1,240
U.S. Treasury Bonds, 6.125%, 8/15/29 (1)	130,000	154
U.S. Treasury Bonds, 6.25%, 5/15/30 (1)	520,000	629
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	695,000	839
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	285,000	347
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	375,000	511
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	1,894,820	1,872
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	1,898,480	1,951
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (1)	2,230,847	2,367
U.S. Treasury Notes, 3.375%, 11/15/08	2,180,000	2,134
U.S. Treasury Notes, 3.50%, 2/15/10 (1)	1,020,000	990
U.S. Treasury Notes, 3.625%, 6/30/07 (1)(5)	1,165,000	1,159
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	1,335,000	1,307
U.S. Treasury Notes, 4.00%, 11/15/12	3,060,000	2,984
U.S. Treasury Notes, 4.25%, 11/15/13 (1)	9,235,000	9,085
U.S. Treasury Notes, 4.375%, 11/15/08 (1)	1,035,000	1,030
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	7,230,000	7,352
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	9,840,000	10,041
		47,852

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $58,931)		59,525

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.5%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	1,140,000	902
Bundesobligation, 3.25%, 4/9/10 (EUR)	1,800,000	2,338
Bundesrepublik, 5.00%, 1/4/12 (EUR)	280,000	388
European Investment Bank, 5.75%, 9/15/09 (AUD)	935,000	730
Government of Canada, 5.25%, 6/1/12 (CAD)	2,775,000	2,514
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	520,000	404
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (3)	115,000	115
Pemex Project Funding Master Trust, 5.75%, 12/15/15	280,000	279
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (3)	205,000	210
Republic of Italy, 5.25%, 9/20/16	495,000	505
Republic of South Africa, 6.50%, 6/2/14	430,000	456
Swedish Export Credit, 5.125%, 3/1/17	465,000	469
United Mexican States, 6.375%, 1/16/13	215,000	226
Total Foreign Government Obligations & Municipalities (Cost $8,961)		9,536
MUNICIPAL SECURITIES 0.1%
California, GO, 5.25%, 4/1/34	105,000	113
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (6)	130,000	133
New York City Housing Dev. Corp., 6.42%, 11/1/27	170,000	181
Oregon, Taxable Pension, 5.892%, 6/1/27	75,000	80
Total Municipal Securities (Cost $479)		507
BOND MUTUAL FUNDS 5.0%
T. Rowe Price Institutional High Yield Fund, 7.09% (7)(8)	2,984,941	30,954
Total Bond Mutual Funds (Cost $30,912)		30,954
SHORT-TERM INVESTMENTS 13.2%
Money Market Funds 13.2%
T. Rowe Price Reserve Investment Fund, 5.37% (8)(9)	82,496,192	82,496
Total Short-Term Investments (Cost $82,496)		82,496
SECURITIES LENDING COLLATERAL 10.8%
Money Market Pooled Account 1.5%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.331% (9)	9,261,236	9,261
		9,261
Money Market Trust 9.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.262% (9)	57,734,861	57,735
		57,735
Total Securities Lending Collateral (Cost $66,996)		66,996
Total Investments in Securities
110.5% of Net Assets (Cost $605,689)		$688,009

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at February 28, 2007 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$7,263 and represents 1.2% of net assets.
(4)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(6)	Insured by Financial Security Assurance Inc.
(7)	SEC Yield
(8)	Affiliated company - see Note 4
(9)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%

Credit Default Swaps 0.0%

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10), Receive 1.41%, Pay upon
credit default, 3/20/12	175,000	(2)

Goldman Sachs, Protection Sold (Relevant Credit: Residential
Capital Corp., 6.375%, 6/30/10), Receive 1.70%, Pay upon
credit default, 3/20/12	105,000	-

Total Swaps (Cost $-)		(2)

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 38 U.S. Treasury Note ten year
contracts, $21 par of 3.625% U.S.
Treasury Notes pledged as initial margin	6/07	$4,127	$22
Short, 5 U.S. Treasury Bond contracts
$4 par of 3.625% U.S. Treasury Notes
pledged as initial margin	6/07	(565)	(4)
Net payments (receipts) of variation
margin to date			(25)
Variation margin receivable (payable)
on open futures contracts			$(7)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Income Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2007, the value of loaned securities was $65,058,000; aggregate collateral consisted of $66,996,000 in money market pooled accounts and U.S. government securities valued at $920,000.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $605,689,000. Net unrealized gain aggregated $82,338,000 at period-end, of which $85,877,000 related to appreciated investments and $3,539,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,214,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $82,496,000 and $82,644,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Income does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended February 28, 2007, purchases and sales of the High Yield Fund were $4,188,000 and $837,000, respectively. Investment income during the period was $1,817,000. At February 28, 2007, and May 31, 2006, the value of shares of High Yield Fund held were $30,954,000 and $26,688,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007